\]’/united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions ___

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst/Millburn Dynamic Commodity Strategy Fund

(DCXAX, DCXCX, DCXIX)

Catalyst/Warrington Strategic Program Fund

(CWXAX, CWXCX, CWXIX)

Catalyst Systematic Alpha Fund

(ATRAX, ATRCX, ATRFX)

Catalyst/Aspect Enhanced Multi-Asset Fund

(CASAX, CASCX, CASIX)

Catalyst Nasdaq-100 Hedged Equity Fund

(CLPAX, CLPCX, CLPFX)

Catalyst/Millburn Hedge Strategy Fund

(MBXAX, MBXCX, MBXIX)

Catalyst Buffered Shield Fund

(SHIEX, SHINX, SHIIX)

December 31, 2023

Mutual Fund Series Trust

CATALYST FUNDS

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Portfolio Review	Page 1
Schedules of Investments	Page 8
Statements of Assets and Liabilities	Page 42
Statements of Operations	Page 44
Statements of Changes in Net Assets	Page 46
Financial Highlights	Page 50
Notes to Financial Statements	Page 64
Supplemental Information	Page 84
Expense Example	Page 87
Privacy Notice	Page 88

Catalyst/Millburn Dynamic Commodity Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmarks:

				Annualized
			Annualized 5 Year	Since
	6 Month Return	1 Year Return	Return	Inception**
Class A	(1.08)%	(7.37)%	0.29%	1.72%
Class A with load	(6.80)%	(12.65)%	(0.89)%	1.00%
Class C	(1.47)%	(8.12)%	(0.47)%	0.97%
Class I	(0.96)%	(7.21)%	0.52%	1.97%
S&P 500 Total Return Index (a)	8.04%	26.29%	15.69%	13.74%
Bloomberg Commodity Total Return Index(b)	(0.14)%	(7.91)%	7.23%	3.04%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 3.48% for Class A, 4.23% for Class C and 3.23% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to June 2021 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index (“BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. Investors cannot invest directly in an index.

**	Inception date is September 30, 2015.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
U.S. Government & Agencies	19.7%
Electric Utilities	6.5%
Institutional Financial Services	5.9%
Electrical Equipment	4.7%
Chemicals	4.2%
Metals & Mining	3.9%
Specialty REIT	3.6%
Renewable Energy	3.1%
Machinery	2.7%
Food	2.5%
Other/Cash & Equivalents	43.2%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst/Warrington Strategic Program Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return (b)	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	2.40%	4.04%	3.20%	0.85%	8.21%	N/A
Class A with load	(3.46)%	(1.90)%	1.99%	0.26%	7.86%	N/A
Class C	2.04%	3.41%	2.46%	0.10%	N/A	(0.34)%
Class I	2.50%	4.34%	3.49%	1.11%	N/A	0.64%
S&P 500 Total Return Index (a)	8.04%	26.29%	15.69%	12.03%	9.77%	13.04%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.35% for Class A, 3.10% for Class C and 2.10% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to April 5, 2020 does not reflect the Fund’s current strategy.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

**	Inception date is December 15, 2005 for Class A and the benchmark.

***	Inception date is August 30, 2013 for Class C, Class I and benchmark.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
U.S. Treasury Bills	55.6%
Other/Cash & Equivalents	44.4%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst Systematic Alpha Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	(0.54)%	24.29%	17.16%	6.13%
Class A with load	(6.24)%	17.13%	15.77%	5.46%
Class C	(0.90)%	23.41%	16.27%	5.30%
Class I	(0.42)%	24.60%	17.42%	6.33%
S&P 500 Total Return Index(a)	8.04%	26.29%	15.69%	12.16%
BNP Paribas Catalyst Systematic Alpha Index II (b)	(1.17)%	19.27%	17.23%	14.53%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.87% for Class A, 3.62% for Class C and 2.62% for Class I shares. Please review the Fund’s most recent prospectus for detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to November 2017 does not reflect the Fund’s current strategy and prior to November 2022, represents performance for prior Sub-Advisor.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	BNP Paribas Catalyst Systematic Alpha Index II™ (BNP CASA Index II) is a rules-based Index that seeks absolute returns through risk-balances exposure to carry, momentum and volatility risk premia across the equity, commodity, forex and fixed-income markets. The BNPP CASA Index II is composed of six rules-based Index Components created by BNP Paribas (each, a “BNPP Index Component”). Carry Risk Premium captures the tendency for higher yielding assets to outperform lower yielding assets over time. Volatility Risk Premium captures the behavioral tendency of markets to over exaggerate the probability of near-term market corrections. Momentum Risk Premium captures the tendency for assets that have performed well in recent past to continue to perform well, and assets that have performed poorly in the recent past to continue to perform poorly. Investors cannot invest directly in an Index.

**	Inception date is July 31, 2014.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
U.S. Treasury Bills	22.7%
Software	8.3%
Technology Services	7.6%
Internet Media & Services	6.4%
Biotech & Pharma	6.2%
Retail - Discretionary	5.3%
Aerospace & Defense	4.2%
Beverages	4.2%
Leisure Facilities & Services	4.2%
Medical Equipment & Devices	4.1%
Other/Cash & Equivalents	26.8%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst/Aspect Enhanced Multi-Asset Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

Annualized
Since Inception*
Class A	0.00%
Class A with load	(5.75)%
Class C	0.00%
Class I	0.00%
Credit Suisse Managed Futures Hedge Fund Index (a)	0.00%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index (b)	0.05%
S&P 500 Total Return Index(c)	(0.28)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated December 8, 2023, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.69% for Class A, 3.44% for Class C and 2.44% for Class I shares. Please review the Fund’s most recent prospectus for detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	Credit Suisse Managed Futures Hedge Fund Index is designed to broadly represent the performance of Managed Futures hedge funds in the Credit Suisse database representing at least 85% of total Managed Futures hedge fund assets under management. Investors cannot invest directly in an index.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

(c)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

*	Inception date is December 28, 2023 for Class A, Class C, Class I and the benchmarks.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Other/Cash & Equivalents	100.0%
100.0%

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst Nasdaq-100 Hedged Equity Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**	Since Inception***
Class A	6.54%	35.92%	6.06%	4.42%	N/A
Class A with load	0.43%	28.06%	4.81%	3.81%	N/A
Class C	6.07%	34.70%	5.25%	3.60%	N/A
Class I	6.63%	36.16%	6.31%	N/A	4.15%
Nasdaq-100 Index(a)	11.32%	55.13%	22.66%	17.91%	18.03%
S&P 500 Total Return Index(b)	8.04%	26.29%	15.69%	12.03%	11.87%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.61% for Class A, 3.36% for Class C and 2.36% for Class I shares. Please review the Fund’s most recent prospectus for detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to October 2020 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	The Nasdaq 100 Index (“NDX”) is a large-capitalization growth index comprised of the 100 largest domestic and international (including emerging markets) non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NDX is concentrated in the technology sector Investors cannot invest directly in an index.

(b)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 31, 2013 for Class A, Class C.

***	Inception date is June 6, 2014 for Class I

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Semiconductors	15.0%
Exchange Traded Fund	14.2%
Software	13.6%
Internet Media & Services	9.7%
Technology Hardware	9.3%
E-Commerce Discretionary	5.3%
Biotech & Pharma	3.2%
Automotive	2.2%
Retail - Consumer Staples	2.0%
Beverages	2.0%
Other/Cash & Equivalents	23.5%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst/Millburn Hedge Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***	Since Inception****
Class A	1.03%	(0.91)%	6.96%	N/A	N/A	7.73%	N/A
Class A with load	(4.79)%	(6.62)%	5.70%	N/A	N/A	6.93%	N/A
Class C	0.65%	(1.66)%	6.16%	N/A	N/A	6.92%	N/A
Class C-1	0.63%	(1.65)%	N/A	N/A	N/A	NA	10.94%
Class I (a)	1.15%	(0.67)%	7.22%	8.75%	10.17%	N/A	N/A
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index (b)	2.71%	5.04%	1.89%	1.26%	2.15%	1.56%	2.06%
Credit Suisse Managed Futures Hedge Fund Index (c)	(0.70)%	(2.78)%	6.82%	3.89%	4.63%	2.82%	9.39%
S&P 500 Total Return Index (d)	8.04%	26.29%	15.69%	12.03%	9.14%	13.14%	14.44%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2023, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.24% for Class A, 2.99% for Class C, 2.99% for Class C-1 and 1.99% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Fund acquired all of the assets and liabilities of Millburn Hedge Fund, L.P. (the “Predecessor Fund”) in a tax-free reorganization on December 28, 2015. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund, so the Predecessor Fund became the I shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on January 1, 1997. Updated performance information will be available at no cost by calling 1-866-447-4228 or visiting the Fund’s website at www.CatalystMF.com.

(b)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

(c)	Credit Suisse Managed Futures Hedge Fund Index is designed to broadly represent the performance of Managed Futures hedge funds in the Credit Suisse database representing at least 85% of total Managed Futures hedge fund assets under management. Investors cannot invest directly in an index.

(d)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is January 1, 1997 for Class I shares and Benchmarks.

***	Inception date is December 28, 2015 for Class A shares, Class C shares and Benchmarks.

****	Inception date is October 30, 2020 for Class C-1 shares and Benchmarks.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Equity	51.5%
U.S. Government & Agencies	34.0%
Other/Cash & Equivalents	14.5%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

Catalyst Buffered Shield Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmarks:

				Annualized	Annualized
				Since	Since
	6 Month Return	1 Year Return	5 Year Return	Inception**	Inception***
Class A (a)	6.07%	13.72%	6.30%	4.76%	N/A
Class A with Load	(0.09)%	7.17%	5.05%	4.05%	N/A
Class C (a)	5.72%	12.91%	5.50%	N/A	4.21%
Class I	6.29%	14.02%	6.57%	5.03%	N/A
S&P 500 Total Return Index (b)	8.04%	26.29%	15.69%	11.96%	13.03%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2022 the Fund’s total gross annual operating expenses. including the cost of underlying funds, are 1.89% for Class A, 2.64% for Class C and 1.64% for Class I shares. Please review the Fund’s most recent prospectus for detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

**	Inception date is April 14, 2015 for Class A, Class I. Total returns for Class A and Class I shares are based on the performance of the Fund’s Predecessor Fund.

***	Inception date is September 5, 2017 for Class C.

(a)	Buffered Shield merged with the Exceed Defined Shield Index Fund, (the “Predecessor Fund”) effective as of the close of business on September 1, 2017. The Predecessor Fund was organized originally as an investment company on April 14, 2015. Buffered Shield acquired all of the assets and liabilities of the Predecessor Fund, a series of Forum Funds in a tax-free exchange. In connection with the acquisition, Investor Shares and Institutional Shares of the Predecessor Fund were exchanged for Class A shares and Class I shares of the Buffered Shield Fund, respectively.

(b)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Holdings by Industry/Security Type ^	% of Net Assets
Fixed Income	89.5%
Other/Cash & Equivalents	10.5%
100.0%

^	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed listing of the Fund’s assets.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9%
	AEROSPACE & DEFENSE - 0.2%
236	Hexcel Corporation	$17,405

	AUTOMOTIVE - 1.0%
7,901	Sumitomo Electric Industries Ltd.	100,622

	BEVERAGES - 0.1%
1,680	Treasury Wine Estates Ltd.	12,344

	BIOTECH & PHARMA - 0.4%
392	Bayer A.G.	14,554
830	Elanco Animal Health, Inc.(a)	12,367
96	Zoetis, Inc.	18,947
		45,868
	CHEMICALS - 4.2%
274	Air Products and Chemicals, Inc.	75,021
131	Balchem Corporation	19,486
199	CF Industries Holdings, Inc.	15,821
317	Corteva, Inc.	15,191
205	Ecolab, Inc.	40,662
201	FMC Corporation	12,673
7,630	Ganfeng Lithium Group Company Ltd.	28,825
6,487	Incitec Pivot Ltd.	12,557
812	K+S A.G.	12,828
237	Linde PLC	97,339
271	Mosaic Company (The)	9,683
206	Nutrien Ltd.	11,606
5,759	Tianqi Lithium Corporation	31,824
4,496	Toray Industries, Inc.	23,379
1,750	Tronox Holdings PLC, Class A	24,780
346	Yara International ASA	12,301
		443,976
	COMMERCIAL SUPPORT SERVICES - 2.2%
495	ABM Industries, Inc.	22,191
289	Casella Waste Systems, Inc.(a)	24,698

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.2% (Continued)
143	Clean Harbors, Inc.(a)	$24,955
690	GFL Environmental, Inc.	23,804
2,217	PureCycle Technologies, Inc.(a)	8,979
213	Republic Services, Inc.	35,126
1,280	Schnitzer Steel Industries, Inc.	38,605
418	Stericycle, Inc.(a)	20,716
202	Waste Management, Inc.	36,178
		235,252
	CONSTRUCTION MATERIALS - 0.3%
91	Advanced Drainage Systems, Inc.	12,798
108	Owens Corning	16,009
		28,807
	CONTAINERS & PACKAGING - 1.3%
1,502	Billerud A.B.	15,252
590	International Paper Company	21,329
1,050	Mondi PLC	20,580
48,126	Nine Dragons Paper Holdings Ltd.(a)	23,729
9,542	Oji Holdings Corporation	36,750
462	Westrock Company	19,182
		136,822
	DIVERSIFIED INDUSTRIALS - 0.3%
147	General Electric Company	18,761
211	Pentair PLC	15,342
		34,103
	ELEC & GAS MARKETING & TRADING - 0.1%
178	Orsted A/S	9,868

	ELECTRIC UTILITIES - 6.5%
332	Alliant Energy Corporation	17,032
2,313	Altus Power, Inc.(a)	15,798
142	BKW A.G.	25,240
492	Boralex, Inc.	12,506
70,304	China Datang Corp Renewable Power Company Ltd.	16,206
18,950	China Longyuan Power Group Corp Ltd., H Shares	14,367

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	ELECTRIC UTILITIES - 6.5% (Continued)
693	Dominion Energy, Inc.	$32,571
198	Duke Energy Corporation	19,214
2,779	EDP - Energias de Portugal S.A.	13,975
604	EDP Renovaveis S.A.	12,353
2,533	Endesa S.A.	51,622
1,993	Enel SpA	14,808
797	Engie S.A.	14,006
369	Entergy Corporation	37,339
413	ERG SpA	13,159
2,022	Fortum OYJ	29,154
1,184	Iberdrola S.A.	15,516
1,453	Innergex Renewable Energy, Inc.	10,078
6,256	Kyushu Electric Power Company, Inc.(a)	45,305
1,008	Neoen S.A.	33,696
213	NextEra Energy, Inc.	12,938
687	Northland Power, Inc.	12,480
2,072	PG&E Corporation	37,358
1,430	PNM Resources, Inc.	59,487
629	Public Service Enterprise Group, Inc.	38,463
2,105	RENOVA, Inc.(a)	17,753
313	RWE A.G.	14,230
877	Solaria Energia y Medio Ambiente S.A.(a)	18,018
580	SSE PLC	13,723
795	West Holdings Corporation	17,396
		685,791
	ELECTRICAL EQUIPMENT - 4.7%
194	A O Smith Corporation	15,993
110	Badger Meter, Inc.	16,981
2,010	Bloom Energy Corporation, Class A(a)	29,748
557	BWX Technologies, Inc.	42,739
6,195	Furukawa Electric Company Ltd.	97,417
182	Itron, Inc.(a)	13,743
838	Nexans S.A.	73,318
1,086	NKT A/S(a)	74,600

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	ELECTRICAL EQUIPMENT - 4.7% (Continued)
2,516	Prysmian SpA	$114,355
684	Siemens Energy A.G.(a)	9,062
73	Watts Water Technologies, Inc., Class A	15,209
		503,165
	ENGINEERING & CONSTRUCTION - 1.0%
85	Acciona S.A.	12,509
219	Arcosa, Inc.	18,098
351	Montrose Environmental Group, Inc.(a)	11,278
334	Stantec, Inc.	26,816
213	Tetra Tech, Inc.	35,556
		104,257
	FOOD - 2.5%
260	Bakkafrost P/F	13,615
913	Beyond Meat, Inc.(a)	8,126
6,800	China Mengniu Dairy Company Ltd.	18,288
659	Darling Ingredients, Inc.(a)	32,845
3,213	Leroy Seafood Group ASA	13,232
1,689	Maruha Nichiro Corporation	33,256
782	Mowi ASA	14,009
1,217	NH Foods Ltd.	41,262
5,781	Nissui Corporation	31,126
744	Pilgrim’s Pride Corporation(a)	20,579
243	Salmar ASA	13,614
399	Tyson Foods, Inc., Class A	21,446
		261,398
	FORESTRY, PAPER & WOOD PRODUCTS - 2.4%
1,163	Canfor Corporation(a)	15,668
3,622	Daio Paper Corporation	28,850
459	Holmen A.B.	19,377
1,702	Mercer International, Inc.	16,135
6,768	Navigator Company S.A. (The)	26,510
3,109	Nippon Paper Industries Company Ltd.(a)	27,873
388	Stella-Jones, Inc.	22,584
1,312	Stora Enso OYJ, R Shares	18,142

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 2.4% (Continued)
1,199	Svenska Cellulosa A.B. SCA	$17,966
362	Sylvamo Corporation	17,778
643	UPM-Kymmene OYJ	24,178
250	West Fraser Timber Company Ltd.	21,389
		256,450
	GAS & WATER UTILITIES - 1.1%
241	American States Water Company	19,382
105	American Water Works Company, Inc.	13,859
1,588	Aris Water Solution, Inc., Class A	13,323
353	California Water Service Group	18,310
466	Essential Utilities, Inc.	17,405
241	Middlesex Water Company	15,814
289	SJW Group	18,886
		116,979
	INDUSTRIAL INTERMEDIATE PROD - 0.7%
406	Gibraltar Industries, Inc.(a)	32,066
339	Mueller Industries, Inc.	15,984
582	SKF A.B., B Shares	11,618
59	Valmont Industries, Inc.	13,777
		73,445
	INSTITUTIONAL FINANCIAL SERVICES - 5.9%
1,005	Cboe Global Markets, Inc.	179,452
708	CME Group, Inc.	149,105
3,429	Hong Kong Exchanges & Clearing Ltd.	117,688
1,332	Intercontinental Exchange, Inc.	171,069
		617,314
	MACHINERY - 2.7%
103	AGCO Corporation	12,505
36	Bucher Industries A.G.	15,118
854	CECO Environmental Corporation(a)	17,319
38	Deere & Company	15,195
442	Donaldson Company, Inc.	28,885
1,310	Energy Recovery, Inc.(a)	24,680
175	Franklin Electric Company, Inc.	16,914

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	MACHINERY - 2.7% (Continued)
86	IDEX Corporation	$18,671
1,097	Kubota Corporation	16,515
113	Lindsay Corporation	14,595
1,081	Mueller Water Products, Inc.	15,566
255	Tennant Company	23,636
344	Toro Company (The)	33,021
132	Xylem, Inc.	15,096
436	Zurn Elkay Water Solutions Corporation	12,823
		280,539
	MEDICAL EQUIPMENT & DEVICES - 0.8%
77	Danaher Corporation	17,813
668	Neogen Corporation(a)	13,433
124	STERIS PLC	27,262
57	Waters Corporation(a)	18,767
		77,275
	METALS & MINING - 3.9%
6,904	Boss Energy Ltd.(a)	18,963
552	Cameco Corporation	23,801
924	Cleveland-Cliffs, Inc.(a)	18,868
2,586	Energy Fuels, Inc.(a)	18,542
256	Eramet S.A.	20,208
5,023	Iluka Resources Ltd.	22,595
17,814	Liontown Resources Ltd.(a)	20,033
2,771	Lithium Americas Corporation(a)	17,777
1,483	Livent Corporation(a)	26,664
5,354	Lynas Rare Earths Ltd.(a)	26,128
1,159	MP Materials Corporation(a)	23,006
3,352	NexGen Energy Ltd.(a)	23,452
619	Piedmont Lithium, Inc.(a)	17,474
8,437	Pilbara Minerals Ltd.	22,714
2,828	SunCoke Energy, Inc.	30,373
3,171	Uranium Energy Corporation(a)	20,294
405	Warrior Met Coal, Inc.	24,693

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	METALS & MINING - 3.9% (Continued)
4,261	Yellow Cake PLC(a)	$33,598
		409,183
	OIL & GAS PRODUCERS - 0.1%
3,022	Vertex Energy, Inc.(a)	10,245

	RENEWABLE ENERGY - 3.1%
572	Array Technologies, Inc.(a)	9,610
901	Atlantica Sustainable Infrastructure PLC	19,372
502	Canadian Solar, Inc.(a)	13,167
1,094	Encavis A.G.(a)	18,829
90	Enphase Energy, Inc.(a)	11,893
83	First Solar, Inc.(a)	14,299
21,099	FuelCell Energy, Inc.(a)	33,757
1,641	Maxeon Solar Technologies Ltd.(a)	11,766
39,368	Meyer Burger Technology A.G.(a)	9,151
43,016	NEL ASA(a)	29,172
895	Nordex S.E.(a)	10,276
6,028	Plug Power, Inc.(a)	27,126
632	Shoals Technologies Group, Inc., Class A(a)	9,821
196	SMA Solar Technology A.G.(a)	13,102
111	SolarEdge Technologies, Inc.(a)	10,390
681	Sunnova Energy International, Inc.(a)	10,385
1,811	SunPower Corporation(a)	8,747
566	Sunrun, Inc.(a)	11,111
385	Vestas Wind Systems A/S(a)	12,220
13,109	Xinjiang Goldwind Science & Technology Company Ltd.	5,893
13,520	Xinte Energy Company Ltd., H Shares(a)	18,942
24,013	Xinyi Solar Holdings Ltd.	14,023
		323,052
	SOFTWARE - 0.3%
44	Roper Technologies, Inc.	23,987

	SPECIALTY REIT - 3.6%
14,702	Farmland Partners, Inc.	183,480

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	SPECIALTY REIT - 3.6% (Continued)
11,674	Gladstone Land Corporation	$168,689
375	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,343
		362,512
	STEEL - 2.4%
560	ATI, Inc.(a)	25,463
295	Carpenter Technology Corporation	20,886
515	Commercial Metals Company	25,771
131	Nucor Corporation	22,799
119	Reliance Steel & Aluminum Company	33,282
603	Ryerson Holding Corporation	20,912
186	Steel Dynamics, Inc.	21,967
1,029	TimkenSteel Corporation(a)	24,130
502	United States Steel Corporation	24,422
576	Worthington Enterprises, Inc.	33,149
		252,781
	TECHNOLOGY HARDWARE - 0.1%
8,415	Flat Glass Group Company Ltd.	14,204

	TIMBER REIT - 0.6%
518	PotlatchDeltic Corporation	25,434
671	Rayonier, Inc.	22,418
753	Weyerhaeuser Company	26,182
		74,034
	WHOLESALE - CONSUMER STAPLES - 0.4%
261	Archer-Daniels-Midland Company	18,849
202	Bunge Global S.A.	20,392
		39,241

	TOTAL COMMON STOCKS (Cost $5,399,862)	5,550,919

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 19.7%
	U.S. TREASURY NOTES — 19.7%
525,000	United States Treasury Note	2.7500	02/15/24	523,348

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.7% (Continued)
	U.S. TREASURY NOTES — 19.7% (Continued)
387,000	United States Treasury Note	2.5000	05/15/24	$383,228
400,000	United States Treasury Note	2.3750	08/15/24	393,481
787,000	United States Treasury Note	2.2500	11/15/24	769,417
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,067,863)			2,069,474

Shares
	SHORT-TERM INVESTMENTS — 22.4%
	MONEY MARKET FUNDS - 22.4%
2,346,791	First American Treasury Obligations Fund, Class X, 5.28%(b)	2,346,791
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,346,791)

	TOTAL INVESTMENTS - 95.0% (Cost $9,814,516)	$9,967,184
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%	526,548
	NET ASSETS - 100.0%	$10,493,732

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
4	CBOT Soybean Meal Future(d)	03/14/2024	$154,400	$(3,960)
1	CME Lean Hogs Future(d)	02/14/2024	27,190	(130)
2	COMEX Copper Future(d)	03/26/2024	194,525	3,687
5	COMEX Gold 100 Troy Ounces Future(d)	02/27/2024	1,035,900	12,250
2	COMEX Silver Future(d)	03/26/2024	240,860	(790)
12	ICE Brent Crude Oil Future(d)	01/31/2024	924,480	(19,510)
5	ICE Gas Oil Future(d)	02/12/2024	371,125	(5,250)
6	LME Zinc Future(d)	03/18/2024	399,525	17,967
3	NYBOT CSC C Coffee Future(d)	03/18/2024	211,838	7,594
3	NYBOT CSC Cocoa Future(d)	03/13/2024	125,880	4,930
10	NYMEX Light Sweet Crude Oil Future(d)	01/22/2024	716,500	(6,500)
4	NYMEX NY Harbor ULSD Futures(d)	01/31/2024	424,855	(8,354)
5	NYMEX Platinum Future(d)	04/26/2024	252,300	5,895
2	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	01/31/2024	176,929	(139)
	TOTAL LONG FUTURES CONTRACTS			$7,690

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
4	CBOT Corn Future(d)	03/14/2024	$94,250	$3,075
6	CBOT Wheat Future(d)	03/14/2024	188,400	(2,887)
1	KCBT Hard Red Winter Wheat Future(d)	03/14/2024	32,100	(725)
2	LME Nickel Future(d)	03/18/2024	199,116	2,339
3	LME Primary Aluminum Future(d)	03/18/2024	178,575	(3,784)
1	NYBOT CTN Number 2 Cotton Future(d)	03/06/2024	40,500	515
20	NYMEX Henry Hub Natural Gas Futures(d)	03/26/2024	460,800	(21,020)
	TOTAL SHORT FUTURES CONTRACTS			$(22,487)

	TOTAL FUTURES CONTRACTS			$(14,797)

A.B.	- Aktiebolag

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.E.	- Societas Europeae

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
		Discount Rate
Shares		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 86.5%
	MONEY MARKET FUNDS - 30.9%
35,995,409	First American Treasury Obligations Fund, Class X, 5.28%(b)			$35,995,409

Principal
Amount ($)
	U.S. TREASURY BILLS — 55.6%
20,000,000	United States Treasury Bill(a)(d)	4.8463	01/25/24	19,932,690
10,000,000	United States Treasury Bill(a)(d)	5.0084	02/15/24	9,936,004
15,409,000	United States Treasury Bill(a)(d)	5.0738	03/28/24	15,217,890
20,000,000	United States Treasury Bill(a)(d)	5.0794	04/11/24	19,712,167
				64,798,751
	TOTAL SHORT-TERM INVESTMENTS (Cost $100,785,114)			100,794,160

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
1,050	S&P Emini Future, Maturing March 2024	ADM	01/02/2024	$4,150	$217,875,000	$2,625
200	S&P Emini Future, Maturing March 2024	FCS	01/02/2024	4,150	41,500,000	500
744	S&P Emini Future, Maturing March 2024	ADM	01/02/2024	4,450	165,540,000	3,720
200	S&P Emini Future, Maturing March 2024	FCS	01/02/2024	4,450	44,500,000	1,000
372	S&P Emini Future, Maturing March 2024	ADM	01/02/2024	4,650	86,490,000	1,860
100	S&P Emini Future, Maturing March 2024	FCS	01/02/2024	4,650	23,250,000	500
1,300	S&P Emini Future, Maturing March 2024	ADM	01/03/2024	4,025	261,625,000	6,500
200	S&P Emini Future, Maturing March 2024	FCS	01/03/2024	4,025	40,250,000	1,000
372	S&P Emini Future, Maturing March 2024	ADM	01/03/2024	4,650	86,490,000	3,720
100	S&P Emini Future, Maturing March 2024	FCS	01/03/2024	4,650	23,250,000	1,000
372	S&P Emini Future, Maturing March 2024	ADM	01/04/2024	4,670	86,862,000	7,440
100	S&P Emini Future, Maturing March 2024	FCS	01/04/2024	4,670	23,350,000	2,000
744	S&P Emini Future, Maturing March 2024	ADM	01/05/2024	4,500	167,400,000	13,020
200	S&P Emini Future, Maturing March 2024	FCS	01/05/2024	4,500	45,000,000	3,500
372	S&P Emini Future, Maturing March 2024	ADM	01/05/2024	4,700	87,420,000	28,830
100	S&P Emini Future, Maturing March 2024	FCS	01/05/2024	4,700	23,500,000	7,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $330,195)					84,965

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $330,195)					84,965

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Fair Value
TOTAL INVESTMENTS - 86.6% (Cost $101,115,309)	$100,879,125
PUT OPTIONS WRITTEN – (0.1)% (Proceeds - $309,160)	(77,880)
OTHER ASSETS IN EXCESS OF LIABILITIES - 13.5%	15,757,308
NET ASSETS - 100.0%	$116,558,553

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1%
	PUT OPTIONS WRITTEN - 0.1%
1,488	S&P Emini Future, Maturing March 2024	ADM	01/02/2024	$4,200	$312,480,000	$3,720
400	S&P Emini Future, Maturing March 2024	FCS	01/02/2024	4,200	84,000,000	1,000
744	S&P Emini Future, Maturing March 2024	ADM	01/02/2024	4,550	169,260,000	3,720
200	S&P Emini Future, Maturing March 2024	FCS	01/02/2024	4,550	45,500,000	1,000
744	S&P Emini Future, Maturing March 2024	ADM	01/03/2024	4,525	168,330,000	7,440
200	S&P Emini Future, Maturing March 2024	FCS	01/03/2024	4,525	45,250,000	2,000
744	S&P Emini Future, Maturing March 2024	ADM	01/04/2024	4,525	168,330,000	9,300
200	S&P Emini Future, Maturing March 2024	FCS	01/04/2024	4,525	45,250,000	2,500
1,488	S&P Emini Future, Maturing March 2024	ADM	01/05/2024	4,250	316,200,000	18,600
400	S&P Emini Future, Maturing March 2024	FCS	01/05/2024	4,250	85,000,000	5,000
744	S&P Emini Future, Maturing March 2024	ADM	01/05/2024	4,600	171,120,000	18,600
200	S&P Emini Future, Maturing March 2024	FCS	01/05/2024	4,600	46,000,000	5,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $309,160)					77,880

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $309,160)					$77,880

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(c)	Each contract is equivalent to one futures contract.

(d)	Held as collateral for options.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.2%
	ASSET MANAGEMENT — 0.1%
225,000	New Mountain Finance Corporation	7.5000	10/15/25	$229,613

	SPECIALTY FINANCE — 0.1%
225,000	Arbor Realty Trust, Inc.	7.5000	08/01/25	229,275
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	208,125
				437,400
	TOTAL CONVERTIBLE BONDS (Cost $650,982)			667,013

	CORPORATE BONDS — 68.2%
	AEROSPACE & DEFENSE — 4.2%
13,000,000	RTX Corporation	3.9500	08/16/25	12,818,248

	ASSET MANAGEMENT — 0.5%
1,650,000	Ares Capital Corporation	4.2000	06/10/24	1,634,549

	BEVERAGES — 4.2%
13,000,000	Constellation Brands, Inc.	5.0000	02/02/26	12,961,510

	BIOTECH & PHARMA — 6.2%
13,000,000	AbbVie, Inc.	3.8000	03/15/25	12,835,477
6,500,000	Gilead Sciences, Inc.	3.6500	03/01/26	6,363,623
				19,199,100
	CHEMICALS — 3.2%
5,000,000	DuPont de Nemours, Inc.	4.4930	11/15/25	4,967,275
5,000,000	Sherwin-Williams Company (The)	3.1250	06/01/24	4,948,071
				9,915,346
	E-COMMERCE DISCRETIONARY — 2.4%
7,291,000	Amazon.com, Inc.	4.7000	11/29/24	7,282,008

	FOOD — 1.6%
5,000,000	Kraft Heinz Foods Company	3.0000	06/01/26	4,807,871

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 68.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 2.3%
6,988,000	HCA, Inc.	5.0000	03/15/24	$6,975,954

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
800,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	784,294

	INTERNET MEDIA & SERVICES — 6.4%
6,500,000	Netflix, Inc.	5.7500	03/01/24	6,496,815
13,000,000	VeriSign, Inc.	5.2500	04/01/25	13,015,020
				19,511,835
	LEISURE FACILITIES & SERVICES — 4.2%
13,000,000	McDonald’s Corporation Series MTN	3.7000	01/30/26	12,786,183

	MEDICAL EQUIPMENT & DEVICES — 4.1%
13,000,000	Thermo Fisher Scientific, Inc.	1.2150	10/18/24	12,590,332

	RETAIL - DISCRETIONARY — 5.3%
11,700,000	Lowe’s Companies, Inc.	4.4000	09/08/25	11,616,962
1,300,000	Lowe’s Companies, Inc.	4.8000	04/01/26	1,301,847
3,500,000	Ross Stores, Inc.	3.3750	09/15/24	3,449,423
				16,368,232
	SEMICONDUCTORS — 3.3%
10,000,000	Intel Corporation	4.8750	02/10/26	10,080,154

	SOFTWARE — 8.3%
13,000,000	Microsoft Corporation	2.7000	02/12/25	12,732,962
13,000,000	Oracle Corporation	2.9500	05/15/25	12,628,174
				25,361,136
	TECHNOLOGY HARDWARE — 4.1%
13,000,000	Apple, Inc.	2.5000	02/09/25	12,689,366

	TECHNOLOGY SERVICES — 7.6%
13,000,000	Equifax, Inc.	2.6000	12/01/24	12,662,228
11,000,000	International Business Machines Corporation	3.3000	05/15/26	10,677,912
				23,340,140

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares				Fair Value
	TOTAL CORPORATE BONDS (Cost $208,209,466)			$209,106,258

	SHORT-TERM INVESTMENTS — 29.6%
	MONEY MARKET FUNDS - 6.9%
21,264,676	First American Treasury Obligations Fund, Class X, 5.28%(a),(c)			21,264,676

Principal		Discount Rate
Amount ($)		(%)	Maturity
	U.S. TREASURY BILLS — 22.7%
1,000,000	United States Treasury Bill(a),(b),(d)	5.0587	03/21/24	988,618
2,000,000	United States Treasury Bill(a),(b),(d)	5.0921	04/18/24	1,969,165
5,000,000	United States Treasury Bill(a),(b),(d)	5.0334	05/16/24	4,904,225
5,000,000	United States Treasury Bill(a),(b),(d)	4.9850	06/13/24	4,885,761
7,000,000	United States Treasury Bill(a),(b),(d)	4.6835	07/11/24	6,824,240
9,000,000	United States Treasury Bill(a),(b),(d)	4.6824	08/08/24	8,741,299
5,000,000	United States Treasury Bill(a),(b),(d)	4.6926	09/05/24	4,837,713
13,000,000	United States Treasury Bill(a),(b),(d)	4.6698	10/03/24	12,532,892
5,000,000	United States Treasury Bill(a),(b),(d)	4.5789	10/31/24	4,806,033
20,000,000	United States Treasury Bill(a),(b),(d)	4.5224	11/29/24	19,160,839
				69,650,785
	TOTAL SHORT-TERM INVESTMENTS (Cost $90,804,925)			90,915,461

	TOTAL INVESTMENTS - 98.0% (Cost $299,665,373)			$300,688,732
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%			6,089,315
	NET ASSETS - 100.0%			$306,778,047

(a)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(d)	This security is segregated as Collateral for a Swap Contract.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

TOTAL RETURN SWAP - (0.1) %

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.*

		Notional			Pay/Receive Fixed	Upfront	Unrealized
Shares	Frequency and Reference Entity	Amount	Counterparty	Maturity	Rate	Payments	Depreciation
76,487	At Maturity BNP Paribas Catalyst Systematic Index +	389,403,579	BNP Paribas	11/6/2024	0.1500%	—	$(170,605)

+	This instrument is held by CSACS Fund Ltd.

*	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Fair Value
TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	15,099,964
NET ASSETS - 100.0%	$15,099,964

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 75.8%
	ADVERTISING & MARKETING - 0.2%
419	Trade Desk, Inc. (The), Class A(a)(b)	$30,151

	AUTOMOTIVE - 2.2%
2,134	Lucid Group, Inc.(a)(b)	8,984
1,390	Tesla, Inc.(a)	345,387
		354,371
	BEVERAGES - 2.0%
1,312	Keurig Dr Pepper, Inc.	43,716
984	Monster Beverage Corporation(a)	56,688
1,293	PepsiCo, Inc.	219,603
		320,007
	BIOTECH & PHARMA - 3.2%
502	Amgen, Inc.(b)	144,585
547	AstraZeneca PLC - ADR	36,840
136	Biogen, Inc.(a)	35,193
1,170	Gilead Sciences, Inc.	94,782
357	Moderna, Inc.(a)(b)	35,504
100	Regeneron Pharmaceuticals, Inc.(a)	87,829
242	Vertex Pharmaceuticals, Inc.(a)	98,467
		533,200
	CABLE & SATELLITE - 1.5%
141	Charter Communications, Inc., Class A(a)	54,804
3,865	Comcast Corporation, Class A(b)	169,480
3,609	Sirius XM Holdings, Inc.(b)	19,741
		244,025
	COMMERCIAL SUPPORT SERVICES - 0.4%
96	Cintas Corporation	57,855

	DIVERSIFIED INDUSTRIALS - 0.7%
624	Honeywell International, Inc.	130,860

	E-COMMERCE DISCRETIONARY - 5.3%
4,518	Amazon.com, Inc.(a)	686,466
500	eBay, Inc.	21,810

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 75.8% (Continued)
	E-COMMERCE DISCRETIONARY - 5.3% (Continued)
426	JD.com, Inc. - ADR	$12,307
47	MercadoLibre, Inc.(a)(b)	73,862
612	PDD Holdings, Inc. - ADR(a)	89,542
		883,987
	ELECTRIC UTILITIES - 0.9%
484	American Electric Power Company, Inc.	39,310
302	Constellation Energy Corporation	35,301
935	Exelon Corporation	33,567
518	Xcel Energy, Inc.(b)	32,069
		140,247
	ENTERTAINMENT CONTENT - 0.4%
254	Electronic Arts, Inc.	34,750
2,289	Warner Bros Discovery, Inc.(a)(b)	26,049
		60,799
	FOOD - 0.8%
1,154	Kraft Heinz Company (The)	42,675
1,278	Mondelez International, Inc., A	92,565
		135,240
	INDUSTRIAL SUPPORT SERVICES - 0.2%
537	Fastenal Co.	34,781

	INTERNET MEDIA & SERVICES - 9.7%
400	Airbnb, Inc., Class A(a)	54,456
2,598	Alphabet, Inc., Class A(a)	362,915
2,540	Alphabet, Inc., Class C(a)	357,962
34	Booking Holdings, Inc.(a)	120,605
1,364	Meta Platforms, Inc., Class A(a)	482,801
416	Netflix, Inc.(a)	202,542
		1,581,281
	LEISURE FACILITIES & SERVICES - 1.0%
280	Marriott International, Inc., Class A(b)	63,143
1,076	Starbucks Corporation	103,307
		166,450

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 75.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.7%
72	Align Technology, Inc.(a)	$19,728
364	DexCom, Inc.(a)(b)	45,169
427	GE HealthCare Technologies, Inc.	33,016
78	IDEXX Laboratories, Inc.(a)	43,294
149	Illumina, Inc.(a)	20,747
330	Intuitive Surgical, Inc.(a)	111,328
		273,282
	OIL & GAS PRODUCERS - 0.2%
168	Diamondback Energy, Inc.(b)	26,053

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
948	Baker Hughes Company	32,403

	RENEWABLE ENERGY - 0.1%
128	Enphase Energy, Inc.(a)(b)	16,914

	RETAIL - CONSUMER STAPLES - 2.0%
417	Costco Wholesale Corporation	275,254
207	Dollar Tree, Inc.(a)	29,405
811	Walgreens Boots Alliance, Inc.(b)	21,175
		325,834
	RETAIL - DISCRETIONARY - 1.0%
114	Lululemon Athletica, Inc.(a)	58,286
57	O’Reilly Automotive, Inc.(a)	54,155
320	Ross Stores, Inc.(b)	44,285
		156,726
	SEMICONDUCTORS - 15.0%
1,517	Advanced Micro Devices, Inc.(a)	223,621
468	Analog Devices, Inc.	92,926
786	Applied Materials, Inc.	127,387
81	ASML Holding N.V.	61,311
388	Broadcom, Inc.	433,105
514	GLOBALFOUNDRIES, Inc.(a)(b)	31,148
3,933	Intel Corporation	197,633

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 75.8% (Continued)
	SEMICONDUCTORS - 15.0% (Continued)
128	KLA Corporation(b)	$74,406
124	Lam Research Corporation(b)	97,124
810	Marvell Technology, Inc.	48,851
511	Microchip Technology, Inc.	46,082
1,029	Micron Technology, Inc.	87,815
1,082	NVIDIA Corporation	535,829
242	NXP Semiconductors N.V.	55,583
405	ON Semiconductor Corporation(a)(b)	33,830
1,048	QUALCOMM, Inc.	151,572
853	Texas Instruments, Inc.	145,402
		2,443,625
	SOFTWARE - 13.6%
428	Adobe, Inc.(a)	255,345
84	ANSYS, Inc.(a)	30,482
144	Atlassian Corp PLC, Class A(a)	34,252
201	Autodesk, Inc.(a)	48,939
255	Cadence Design Systems, Inc.(a)(b)	69,454
212	Crowdstrike Holdings, Inc., Class A(a)	54,128
281	Datadog, Inc., Class A(a)(b)	34,108
738	Fortinet, Inc.(a)	43,195
263	Intuit, Inc.	164,383
3,254	Microsoft Corporation(b)	1,223,634
287	Palo Alto Networks, Inc.(a)(b)	84,631
143	Synopsys, Inc.(a)	73,632
194	Workday, Inc., Class A(a)	53,556
239	Zoom Video Communications, Inc., Class A(a)	17,186
137	Zscaler, Inc.(a)	30,354
		2,217,279
	TECHNOLOGY HARDWARE - 9.3%
6,856	Apple, Inc.	1,319,986
3,827	Cisco Systems, Inc.	193,340
		1,513,326
	TECHNOLOGY SERVICES - 1.8%
387	Automatic Data Processing, Inc.	90,159

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 75.8% (Continued)
	TECHNOLOGY SERVICES - 1.8% (Continued)
474	Cognizant Technology Solutions Corporation, Class A	$35,801
384	CoStar Group, Inc.(a)(b)	33,558
339	Paychex, Inc.	40,378
1,031	PayPal Holdings, Inc.(a)	63,314
136	Verisk Analytics, Inc.	32,485
		295,695

	TELECOMMUNICATIONS - 1.1%
1,105	T-Mobile US, Inc.	177,165

	TRANSPORTATION & LOGISTICS - 0.7%
1,884	CSX Corporation	65,318
103	Old Dominion Freight Line, Inc.(b)	41,749
		107,067
	TRANSPORTATION EQUIPMENT - 0.3%
491	PACCAR, Inc.	47,946

	WHOLESALE - DISCRETIONARY - 0.3%
897	Copart, Inc.(a)(b)	43,953

	TOTAL COMMON STOCKS (Cost $10,458,664)	12,350,522

	EXCHANGE-TRADED FUNDS — 14.2%
	EQUITY - 14.2%
5,654	Invesco QQQ Trust Series 1(b)	2,315,426
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,103,888)

	SHORT-TERM INVESTMENTS — 29.7%
	COLLATERAL FOR SECURITIES LOANED - 27.4%
4,467,107	Mount Vernon Liquid Assets Portfolio, LLC, 5.55% (Cost $4,467,107)(c),(d)	4,467,107

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 29.7% (Continued)
	MONEY MARKET FUNDS - 2.3%
380,193	First American Treasury Obligations Fund, Class X, 5.28% (Cost $380,193)(d)					$380,193

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,847,300)					4,847,300

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
66	S&P E-mini 3rd Week Future	WED	01/19/2024	$4,740	$15,906,000	$66,001

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $158,401)

	TOTAL INVESTMENTS - 120.0% (Cost $17,568,253)					$19,579,249
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $4,208)					(7,425)
	PUT OPTIONS WRITTEN - 0.0% (Proceeds - $21,037)					(4,207)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.0)%					(3,267,454)
	NET ASSETS - 100.0%					$16,300,163

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS WRITTEN - 0.0% (f)
	CALL OPTIONS WRITTEN - 0.0%(f)
33	S&P E-mini 3rd Week Future	WED	01/19/2024	$4,970	$7,953,000	$7,425
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $4,208)

	PUT OPTIONS WRITTEN - 0.0%(f)
33	S&P E-mini 3rd Week Future	WED	01/19/2024	$4,470	$7,953,000	$4,207
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $21,037)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $25,245)					$11,632

OPEN FUTURES CONTRACTS
						Value and Unrealized
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(g)	Appreciation (Depreciation)
128	CBOE Volatility Index Future			03/20/2024	$2,082,163	$(89,262)
7	CBOE Volatility Index Future			04/17/2024	118,658	(7,692)
2	CME E-Mini NASDAQ 100 Index Future			03/15/2024	680,940	4,750
	TOTAL LONG FUTURES CONTRACTS					$(92,204)

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS

				Value and Unrealized
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Appreciation (Depreciation)
98	CBOE Volatility Index Future	01/17/2024	$1,377,018	$65,728
	TOTAL SHORT FUTURES CONTRACTS

	TOTAL FUTURES CONTRACTS			$(26,476)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $4,363,004.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $4,467,107 at December 31, 2023.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(e)	Each contract is equivalent to one futures contract.

(f)	Percentage rounds to greater than (0.1%).

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.5%
	EQUITY - 51.5%
1,594,086	Dimensional Emerging Core Equity Market ETF	$38,433,413
1,475,301	Dimensional International Core Equity 2 ETF	37,664,435
2,865,643	Dimensional US Core Equity 2 ETF	83,762,745
1,043,052	Dimensional US High Profitability ETF	29,841,718
1,470,545	iShares Core S&P Mid-Cap ETF	407,561,546
1,812,439	iShares Core S&P Small-Cap ETF	196,196,522
641,238	iShares MSCI Australia ETF	15,607,733
470,558	iShares MSCI Brazil ETF	16,450,708
429,477	iShares MSCI Canada ETF	15,753,216
211,033	iShares MSCI France ETF	8,268,273
686,232	iShares MSCI Hong Kong ETF	11,919,850
1,960,463	iShares MSCI India ETF	95,690,199
1,291,678	iShares MSCI International Quality Factor ETF	48,515,426
768,040	iShares MSCI Japan ETF	49,262,086
200,477	iShares MSCI Malaysia ETF	4,260,136
243,537	iShares MSCI Mexico ETF	16,523,985
519,016	iShares MSCI Singapore ETF	9,705,599
134,839	iShares MSCI South Africa ETF	5,634,922
259,367	iShares MSCI Spain ETF	7,941,818
467,504	iShares MSCI Switzerland ETF	22,566,418
1,016,634	iShares MSCI Taiwan ETF	46,795,663
88,525	iShares MSCI Thailand ETF	5,653,207
111,274	iShares MSCI Turkey ETF	3,591,925
1,513,446	iShares MSCI United Kingdom ETF	50,019,390
3,577,133	iShares MSCI USA Min Vol Factor ETF	279,123,688
221,106	iShares MSCI USA Quality Factor ETF	32,533,537
1,547,720	iShares Russell 1000 ETF	405,905,047
1,320,393	iShares Russell 2000 ETF	265,016,079
664,220	iShares Russell Mid-Cap ETF	51,629,821
510,691	SPDR S&P 500 ETF Trust	242,736,539
6,002,949	Vanguard FTSE Emerging Markets ETF	246,721,204
93,268	Vanguard FTSE Europe ETF	6,013,921
435,581	Vanguard Large-Cap ETF	95,021,995
367,442	Vanguard Mid-Cap ETF	85,481,707

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.5% (Continued)
	EQUITY - 51.5% (Continued)
911,439	Vanguard Real Estate ETF	$80,534,750
238,203	Vanguard S&P 500 ETF	104,047,070
304,104	Vanguard Small-Cap ETF	64,874,506
384,523	WisdomTree India Earnings Fund	15,765,442
		3,203,026,239

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,586,378,890)	3,203,026,239

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 34.0%
	U.S. TREASURY NOTES — 34.0%
472,555,000	United States Treasury Note(c),(d)	2.7500	02/15/24	471,067,893
491,258,000	United States Treasury Note(c),(d)	2.5000	05/15/24	486,469,374
745,158,000	United States Treasury Note(c),(d)	2.3750	08/15/24	733,013,101
430,000,000	United States Treasury Note(c),(d)	2.2500	11/15/24	420,393,138
				2,110,943,506
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,109,296,452)			2,110,943,506

Shares
	SHORT-TERM INVESTMENTS — 9.9%
	MONEY MARKET FUNDS - 9.9%
615,760,788	First American Treasury Obligations Fund, Class X, 5.28%(a),(c)	615,760,788

	TOTAL SHORT-TERM INVESTMENTS (Cost $615,760,788)	615,760,788

	TOTAL INVESTMENTS - 95.4% (Cost $5,311,436,130)	$5,929,730,533
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.6%	287,369,415
	NET ASSETS - 100.0%	$6,217,099,948

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2,393	3 Month Euro Euribor Future	09/16/2024	$643,062,610	$612,317

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3,384	3 Month Euro Euribor Future	12/16/2024	$912,499,448	$2,063,574
3,274	3 Month Euro Euribor Future	03/17/2025	884,916,152	2,971,049
2,526	3 Month Euro Euribor Future	06/16/2025	683,648,598	2,856,824
2,076	3 Month Euro Euribor Future	09/15/2025	562,087,657	2,842,892
1,526	3 Month Euro Euribor Future	12/15/2025	413,130,216	2,307,341
1,206	3 Month Euro Euribor Future	03/16/2026	326,364,264	1,974,630
2,210	BMF Ibovespa Index Future	02/14/2024	61,861,413	119,951
719	CME Canadian Dollar Currency Future	03/19/2024	54,374,375	353,335
469	CME E-Mini NASDAQ 100 Index Future	03/15/2024	159,680,430	(18,435)
352	CME E-mini Russell 2000 Index Futures	03/15/2024	36,039,520	(130,205)
957	CME E-Mini Standard & Poor’s 500 Index Futures	03/15/2024	230,637,000	(35,825)
587	CME Euro Foreign Exchange Currency Future	03/18/2024	81,262,813	672,881
78	CME Lean Hogs Future(c)	02/14/2024	2,120,820	(80,150)
571	CME Mexican Peso Currency Future	03/18/2024	16,627,520	69,775
243	COMEX Copper Future(c)	03/26/2024	23,634,788	(209,937)
517	COMEX Gold 100 Troy Ounces Future(c)	02/27/2024	107,112,060	(811,760)
175	E-mini Dow Jones Industrial Average Index Futures	03/15/2024	33,260,500	45,350
30	Eurex DAX Index Future	03/15/2024	14,003,919	(18,713)
6,134	Eurex EURO STOXX 50 Future	03/15/2024	307,648,068	(861,098)
1,058	Euro-BTP Italian Bond Futures	03/07/2024	139,170,567	(537,006)
1,562	FTSE 100 Index Future	03/15/2024	154,451,678	409,840
318	FTSE/MIB Index Future	03/15/2024	53,575,171	18,071
3,727	ICE Brent Crude Oil Future(c)	01/31/2024	287,128,080	(9,141,730)
832	ICE Brent Crude Oil Future(c)	02/29/2024	63,989,120	(1,927,610)
224	ICE Brent Crude Oil Future(c)	03/28/2024	17,200,960	(496,330)
172	ICE Brent Crude Oil Future(c)	04/30/2024	13,182,080	(315,560)
112	ICE Brent Crude Oil Future(c)	05/31/2024	8,560,160	(267,180)
63	ICE Brent Crude Oil Future(c)	06/28/2024	4,798,710	(148,890)
169	ICE Gas Oil Future(c)	02/12/2024	12,544,025	(786,925)
200	ICE Gas Oil Future(c)	03/12/2024	14,695,000	(210,200)
3	ICE Gas Oil Future(c)	04/11/2024	218,250	(3,000)
1,411	ICE US MSCI Emerging Markets EM Index Futures	03/15/2024	72,927,535	954,585
635	IFSC NIFTY 50 Index Futures	01/25/2024	27,747,595	50,209
3,757	KFE KOSPI 200 Index Future	03/14/2024	262,926,498	4,624,653
28	LME Copper Future(c)	03/18/2024	5,988,850	(22,915)
4	LME Lead Future(c)	03/18/2024	207,250	(495)
149	LME Zinc Future(c)	03/18/2024	9,921,538	398,936
27	MEFF Madrid IBEX 35 Index Future	01/19/2024	3,006,485	(3,583)
93	NYBOT CSC C Coffee Future(c)	03/18/2024	6,566,963	(270,150)
2,376	NYMEX Light Sweet Crude Oil Future(c)	01/22/2024	170,240,400	(5,497,980)
73	NYMEX Light Sweet Crude Oil Future(c)	02/20/2024	5,244,320	(99,270)
14	NYMEX Light Sweet Crude Oil Future(c)	03/20/2024	1,008,140	(19,640)
29	NYMEX Light Sweet Crude Oil Future(c)	04/22/2024	2,091,770	(50,950)
52	NYMEX Light Sweet Crude Oil Future(c)	05/21/2024	3,750,240	(132,770)
52	NYMEX Light Sweet Crude Oil Future(c)	06/20/2024	3,742,440	(131,480)
617	NYMEX NY Harbor ULSD Futures(c)	01/31/2024	65,533,915	(3,444,595)
153	NYMEX NY Harbor ULSD Futures(c)	02/29/2024	16,034,155	(903,193)
2	NYMEX NY Harbor ULSD Futures(c)	04/30/2024	203,389	(9,001)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
64	NYMEX Platinum Future(c)	04/26/2024	$3,229,440	$18,645
370	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	01/31/2024	32,731,902	(1,183,316)
263	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	02/29/2024	23,481,587	(883,529)
98	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	03/28/2024	9,521,954	(320,028)
47	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	04/30/2024	4,571,587	(155,064)
170	SAFEX FTSE/JSE Top 40 Index Future	03/20/2024	6,635,085	58,901
791	SFE S&P ASX Share Price Index 200 Future	03/21/2024	102,231,035	1,663,308
1,139	SGX FTSE Taiwan Index Futures	01/30/2024	70,640,780	36,860
423	Three Month SONIA Index Futures	12/17/2024	129,432,295	27,578
988	Three Month SONIA Index Futures	03/18/2025	303,495,468	87,013
927	Three Month SONIA Index Futures	06/17/2025	285,540,297	121,708
775	Three Month SONIA Index Futures	09/16/2025	239,177,253	164,984
585	Three Month SONIA Index Futures	12/16/2025	180,736,012	384,568
514	Three Month SONIA Index Futures	03/17/2026	158,882,437	530,996
362	Three Month SONIA Index Futures	06/16/2026	111,915,053	362,417
218	Three-Month SOFR Futures	12/17/2024	52,268,225	15,100
711	Three-Month SOFR Futures	03/18/2025	171,119,925	35,275
774	Three-Month SOFR Futures	06/17/2025	186,882,300	62,487
1,080	Three-Month SOFR Futures	09/16/2025	261,333,000	161,237
531	Three-Month SOFR Futures	12/16/2025	128,634,750	96,375
712	Three-Month SOFR Futures	03/17/2026	172,544,300	283,300
745	Three-Month SOFR Futures	06/16/2026	180,532,125	365,737
949	TSE TOPIX (Tokyo Price Index) Future	03/07/2024	159,260,489	278,149
	TOTAL LONG FUTURES CONTRACTS			$(1,027,662)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
747	Carbon Emissions Future(c)	12/16/2024	$66,279,962	$(6,607,281)
1,159	CBOE Volatility Index Future(c)	01/17/2024	16,285,341	1,456,131
1,044	CBOE Volatility Index Future(c)	02/14/2024	15,968,398	1,002,494
344	CBOE Volatility Index Future(c)	03/20/2024	5,595,814	198,059
2,852	CBOT 10 Year US Treasury Note	03/19/2024	321,964,063	(560,297)
9,411	CBOT 2 Year US Treasury Note Future	03/28/2024	1,937,857,238	(2,331,347)
2,331	CBOT 5 Year US Treasury Note	03/28/2024	253,550,884	(301,743)
1,090	CBOT Corn Future(c)	03/14/2024	25,683,125	453,300
1,904	CBOT Soybean Future(c)	03/14/2024	123,569,600	2,563,663
593	CBOT Soybean Meal Future(c)	03/14/2024	22,889,800	350,990
460	CBOT Soybean Oil Future(c)	03/14/2024	13,297,680	239,250
3,014	CBOT US Treasury Bond Futures	03/19/2024	376,561,625	(866,969)
1,354	CBOT Wheat Future(c)	03/14/2024	42,515,600	(836,212)
1,091	CME Australian Dollar Currency Future	03/18/2024	74,520,755	(1,599,968)
381	CME British Pound Currency Future	03/18/2024	30,363,319	59,837
82	CME E-Mini Standard & Poor’s MidCap 400 Index	03/15/2024	23,037,900	154,530
266	CME Japanese Yen Currency Future	03/18/2024	23,860,200	(66,256)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
160	CME Live Cattle Future(c)	02/29/2024	$10,784,000	$44,120
538	CME New Zealand Dollar Currency Future	03/18/2024	34,015,050	(134,970)
79	CME Swiss Franc Currency Future	03/18/2024	11,830,250	(9,437)
109	COMEX Silver Future(c)	03/26/2024	13,126,870	(15,595)
3,833	Eurex 10 Year Euro BUND Future	03/07/2024	580,662,685	(1,121,763)
5,540	Eurex 2 Year Euro SCHATZ Future	03/07/2024	651,644,182	(910,890)
2,180	Eurex 30 Year Euro BUXL Future	03/07/2024	341,079,267	(13,574,814)
4,067	Eurex 5 Year Euro BOBL Future	03/07/2024	535,561,669	(1,467,009)
1,056	Euronext CAC 40 Index Future	01/19/2024	88,077,721	876,861
518	French Government Bond Futures	03/07/2024	75,206,646	867,516
891	HKG Hang Seng China Enterprises Index Future	01/30/2024	33,067,872	(85,688)
18	HKG Hang Seng Index Future	01/30/2024	1,974,607	(903)
41	ICE US Mini MSCI EAFE Index Futures	03/15/2024	4,617,420	(3,135)
284	KCBT Hard Red Winter Wheat Future(c)	03/14/2024	9,116,400	(123,150)
27	LME Nickel Future(c)	03/18/2024	2,688,066	24,338
456	LME Primary Aluminum Future(c)	03/18/2024	27,143,401	(596,717)
1,243	Long Gilt Future	03/26/2024	162,658,172	(462,808)
1,346	Montreal Exchange 10 Year Canadian Bond Future	03/19/2024	126,150,992	(42,710)
118	Montreal Exchange S&P/TSX 60 Index Future	03/14/2024	22,628,014	(48,866)
89	NYBOT CSC Cocoa Future(c)	03/13/2024	3,734,440	19,610
1,167	NYBOT CSC Number 11 World Sugar Future(c)	02/29/2024	26,898,884	3,114,518
222	NYBOT CTN Number 2 Cotton Future(c)	03/06/2024	8,991,000	(14,915)
157	NYMEX Henry Hub Natural Gas Futures(c)	05/29/2024	3,954,830	(43,400)
284	NYMEX Henry Hub Natural Gas Futures(c)	04/26/2024	6,725,120	(65,590)
1,076	NYMEX Henry Hub Natural Gas Futures(c)	02/27/2024	25,038,520	(1,110,310)
2,976	NYMEX Henry Hub Natural Gas Futures(c)	01/29/2024	74,816,640	(3,899,440)
415	NYMEX Henry Hub Natural Gas Futures(c)	03/26/2024	9,561,600	(429,900)
12	NYMEX NY Harbor ULSD Futures(c)	03/28/2024	1,235,304	2,713
354	OSE Nikkei 225 Index Future	03/07/2024	83,989,786	(376,139)
2,853	SFE 10 Year Australian Bond Future	03/15/2024	226,858,846	(2,198,851)
2,468	SFE 3 Year Australian Bond Future	03/15/2024	179,743,135	(1,508,725)
1,015	SGX FTSE China A50 Futures	01/30/2024	11,667,425	8,589
52	SGX Nikkei 225 Stock Index Future	03/07/2024	6,162,287	3,865
3,577	TEF SET50 Index Future	03/28/2024	18,150,544	(169,584)
143	TSE Japanese 10 Year Bond Futures	03/13/2024	148,806,823	40,157
440	TTF Natural Gas Base Load Monthly Futures(c)	01/30/2024	10,937,143	592,153
3,899	Ultra U.S. Treasury Bond Futures	03/19/2024	520,882,031	(7,961,593)
	TOTAL SHORT FUTURES CONTRACTS			$(37,474,281)
	TOTAL FUTURES CONTRACTS			$(38,501,943)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023 (Unaudited)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy:
Australian Dollar	01/02/2024	Bank Of America Merrill Lynch	49,580,000	$33,792,257	$(136,019)
British Pound	01/02/2024	Deutsche Bank	36,020,000	45,918,693	(2,794)
Canadian Dollar	01/02/2024	Deutsche Bank	6,550,000	4,943,508	(7,623)
Euro	01/02/2024	Deutsche Bank	68,920,000	76,087,437	(201,984)
Israeli Shekel	01/02/2024	Bank Of America Merrill Lynch	21,680,000	5,998,229	17,737
Mexican Peso	01/02/2024	Deutsche Bank	207,780,000	12,236,605	(62,642)
Norwegian Krone	01/02/2024	Bank Of America Merrill Lynch	502,130,000	49,424,530	66,898
Polish Zloty	01/02/2024	Bank Of America Merrill Lynch	40,430,000	10,276,288	(83,923)
Singapore Dollar	01/02/2024	Bank Of America Merrill Lynch	33,600,000	25,461,104	(54,137)
South African Rand	01/02/2024	Bank Of America Merrill Lynch	720,850,000	39,409,877	554,151
Swedish Krona	01/02/2024	Bank Of America Merrill Lynch	205,390,000	20,367,748	(221,634)
Australian Dollar	01/03/2024	Bank Of America Merrill Lynch	93,880,000	63,985,824	(184,179)
British Pound	01/03/2024	Deutsche Bank	57,260,000	72,995,678	(84,115)
Euro	01/03/2024	Deutsche Bank	59,390,000	65,566,350	(143,568)
Mexican Peso	01/03/2024	Deutsche Bank	616,250,000	36,292,269	(128,952)
New Zealand Dollar	01/03/2024	Bank Of America Merrill Lynch	140,050,000	88,515,991	(339,400)
Norwegian Krone	01/03/2024	Bank Of America Merrill Lynch	393,170,000	38,699,625	(121,244)
Polish Zloty	01/03/2024	Bank Of America Merrill Lynch	34,120,000	8,672,445	(9,489)
Singapore Dollar	01/03/2024	Bank Of America Merrill Lynch	11,730,000	8,888,652	(7,781)
South African Rand	01/03/2024	Bank Of America Merrill Lynch	294,300,000	16,089,793	38,778
Swedish Krona	01/03/2024	Bank Of America Merrill Lynch	28,790,000	2,854,995	(9,573)
Swiss Franc	01/03/2024	Bank Of America Merrill Lynch	65,450,000	77,816,616	(276,375)
Japanese Yen	01/04/2024	Deutsche Bank	5,366,000,000	38,066,974	129,995
New Zealand Dollar	01/04/2024	Bank Of America Merrill Lynch	26,670,000	16,856,356	(56,635)
Swiss Franc	01/04/2024	Bank Of America Merrill Lynch	32,320,000	38,431,063	(83,458)
Japanese Yen	01/05/2024	Deutsche Bank	15,486,999,999	109,884,292	(81,270)
Australian Dollar	01/17/2024	Bank Of America Merrill Lynch	553,230,000	377,248,603	4,433,075
Brazilian Real	01/17/2024	Bank Of America Merrill Lynch	2,733,590,000	562,674,918	5,585,469
British Pound	01/17/2024	Deutsche Bank	776,440,000	989,896,712	7,002,558
Canadian Dollar	01/17/2024	Deutsche Bank	1,056,700,000	797,693,573	5,348,302
Chilean Peso	01/17/2024	Bank Of America Merrill Lynch	6,877,000,000	7,807,011	(55,517)
Euro	01/17/2024	Deutsche Bank	1,163,960,000	1,285,789,948	12,892,162
Indian Rupee	01/17/2024	Bank Of America Merrill Lynch	11,774,680,000	141,398,760	25,482
Israeli Shekel	01/17/2024	Bank Of America Merrill Lynch	252,020,000	69,747,665	1,820,225
Japanese Yen	01/17/2024	Deutsche Bank	138,335,999,995	983,444,736	25,605,242
Mexican Peso	01/17/2024	Deutsche Bank	8,763,320,000	514,780,938	10,529,530
New Zealand Dollar	01/17/2024	Bank Of America Merrill Lynch	466,840,000	295,076,924	7,401,784
Norwegian Krone	01/17/2024	Bank Of America Merrill Lynch	5,582,500,000	549,685,071	18,395,127
Polish Zloty	01/17/2024	Bank Of America Merrill Lynch	773,950,000	196,679,444	3,747,896
Singapore Dollar	01/17/2024	Bank Of America Merrill Lynch	265,430,000	201,274,258	2,029,572

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023 (Unaudited) (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy: (continued)
South African Rand	01/17/2024	Bank Of America Merrill Lynch	3,378,630,000	$184,475,276	$3,496,167
South Korean Won	01/17/2024	Bank Of America Merrill Lynch	106,418,000,000	82,160,232	495,550
Swedish Krona	01/17/2024	Bank Of America Merrill Lynch	2,473,010,000	245,389,524	5,412,088
Swiss Franc	01/17/2024	Bank Of America Merrill Lynch	493,650,000	587,838,820	17,110,014
US Dollars	01/17/2024	Deutsche Bank	689,088,936	689,088,935	(29,285,821)
				$9,769,684,547	$100,499,669

To Sell:
Australian Dollar	01/02/2024	Bank Of America Merrill Lynch	49,580,000	$33,792,258	$142,935
British Pound	01/02/2024	Deutsche Bank	36,020,000	45,918,696	89,219
Canadian Dollar	01/02/2024	Deutsche Bank	6,550,000	4,943,509	10,717
Euro	01/02/2024	Deutsche Bank	68,920,000	76,087,436	486,308
Israeli Shekel	01/02/2024	Bank Of America Merrill Lynch	21,680,000	5,998,229	(3,619)
Mexican Peso	01/02/2024	Deutsche Bank	207,780,000	12,236,605	16,019
Norwegian Krone	01/02/2024	Bank Of America Merrill Lynch	502,130,000	49,424,533	161,503
Polish Zloty	01/02/2024	Bank Of America Merrill Lynch	40,430,000	10,276,289	88,330
Singapore Dollar	01/02/2024	Bank Of America Merrill Lynch	33,600,000	25,461,104	49,881
South African Rand	01/02/2024	Bank Of America Merrill Lynch	720,850,000	39,409,873	(535,491)
Swedish Krona	01/02/2024	Bank Of America Merrill Lynch	205,390,000	20,367,750	303,861
Australian Dollar	01/03/2024	Bank Of America Merrill Lynch	93,880,000	63,985,823	180,218
British Pound	01/03/2024	Deutsche Bank	57,260,000	72,995,681	(100,212)
Euro	01/03/2024	Deutsche Bank	59,390,000	65,566,350	125,607
Mexican Peso	01/03/2024	Deutsche Bank	616,250,000	36,292,270	64,233
New Zealand Dollar	01/03/2024	Bank Of America Merrill Lynch	140,050,000	88,515,990	353,914
Norwegian Krone	01/03/2024	Bank Of America Merrill Lynch	393,170,000	38,699,628	7,032
Polish Zloty	01/03/2024	Bank Of America Merrill Lynch	34,120,000	8,672,445	12,041
Singapore Dollar	01/03/2024	Bank Of America Merrill Lynch	11,730,000	8,888,654	(1,473)
South African Rand	01/03/2024	Bank Of America Merrill Lynch	294,300,000	16,089,792	(186,720)
Swedish Krona	01/03/2024	Bank Of America Merrill Lynch	28,790,000	2,854,995	15,371
Swiss Franc	01/03/2024	Bank Of America Merrill Lynch	65,450,000	77,816,617	(49,005)
Japanese Yen	01/04/2024	Deutsche Bank	5,366,000,000	38,066,977	(5,733)
New Zealand Dollar	01/04/2024	Bank Of America Merrill Lynch	26,670,000	16,856,353	910
Swiss Franc	01/04/2024	Bank Of America Merrill Lynch	32,320,000	38,431,064	127,323
Japanese Yen	01/05/2024	Deutsche Bank	15,487,000,000	109,884,294	(326,382)
Australian Dollar	01/17/2024	Bank Of America Merrill Lynch	1,138,560,000	776,386,260	(19,720,137)
Brazilian Real	01/17/2024	Bank Of America Merrill Lynch	1,473,670,000	303,336,337	(5,025,315)
British Pound	01/17/2024	Deutsche Bank	776,440,000	989,896,711	(5,318,668)
Canadian Dollar	01/17/2024	Deutsche Bank	1,102,320,000	832,131,711	(17,953,785)
Chilean Peso	01/17/2024	Bank Of America Merrill Lynch	3,371,999,999	3,828,013	(2,342)
Euro	01/17/2024	Deutsche Bank	656,160,000	724,839,281	(9,961,462)
Indian Rupee	01/17/2024	Bank Of America Merrill Lynch	7,342,319,999	88,171,813	(183,568)
Israeli Shekel	01/17/2024	Bank Of America Merrill Lynch	180,200,000	49,871,159	(571,375)
Japanese Yen	01/17/2024	Deutsche Bank	91,640,999,992	651,485,214	(11,498,175)
Mexican Peso	01/17/2024	Deutsche Bank	2,349,919,999	138,040,608	(2,298,047)
New Zealand Dollar	01/17/2024	Bank Of America Merrill Lynch	1,069,590,000	676,058,878	(10,598,475)
Norwegian Krone	01/17/2024	Bank Of America Merrill Lynch	5,587,549,998	550,182,323	(23,927,805)
Polish Zloty	01/17/2024	Bank Of America Merrill Lynch	504,800,000	128,281,907	(431,808)
Singapore Dollar	01/17/2024	Bank Of America Merrill Lynch	149,140,000	113,092,125	(911,305)
South African Rand	01/17/2024	Bank Of America Merrill Lynch	3,378,629,999	184,475,275	(4,645,625)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023 (Unaudited) (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Sell: (continued)
South Korean Won	01/17/2024	Bank Of America Merrill Lynch	76,379,999,992	$58,969,333	$(292,962)
Swedish Krona	01/17/2024	Bank Of America Merrill Lynch	2,051,240,000	203,538,525	(2,623,092)
Swiss Franc	01/17/2024	Bank Of America Merrill Lynch	684,590,000	815,210,327	(26,273,178)
British Pound	02/21/2024	Deutsche Bank	117,160,000	149,396,307	145,009
South African Rand	02/21/2024	Bank Of America Merrill Lynch	432,100,000	23,520,674	(175,369)
				$8,468,245,996	$(141,240,697)

Total					$(40,741,028)

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(d)	Held as collateral for futures.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 89.5%
	FIXED INCOME - 89.5%
178,764	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(a)					$9,166,124
132,165	PGIM Ultra Short Bond ETF(a)					6,527,629
104,723	Vanguard Short-Term Corporate Bond ETF					8,102,419
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,659,480)					23,796,172

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 13.5%
	CALL OPTIONS PURCHASED - 13.0%
76	SPDR S&P 500 ETF Trust	FCS	03/15/2024	$400	$3,612,356	$613,244
160	SPDR S&P 500 ETF Trust	FCS	03/15/2024	437	7,604,960	726,720
4	SPDR S&P 500 ETF Trust	FCS	03/15/2024	440	190,124	17,032
25	SPDR S&P 500 ETF Trust	FCS	06/21/2024	410	1,188,275	198,575
50	SPDR S&P 500 ETF Trust	FCS	06/21/2024	420	2,376,550	340,000
175	SPDR S&P 500 ETF Trust	FCS	06/21/2024	440	8,317,925	875,875
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	425	4,753,100	698,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,207,523)					3,469,446

	PUT OPTIONS PURCHASED - 0.5%
160	SPDR S&P 500 ETF Trust	FCS	03/15/2024	$395	$7,604,960	$10,880
80	SPDR S&P 500 ETF Trust	FCS	03/15/2024	405	3,802,480	7,040
200	SPDR S&P 500 ETF Trust	FCS	06/21/2024	400	9,506,200	61,200
50	SPDR S&P 500 ETF Trust	FCS	06/21/2024	405	2,376,550	16,500
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	385	4,753,100	42,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $639,883)					138,420

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,847,406)					3,607,866

	TOTAL INVESTMENTS - 103.0% (Cost $27,506,886)					$27,404,038
	CALL OPTIONS WRITTEN - (3.1)% (Proceeds - $570,211)					(826,400)
	PUT OPTIONS WRITTEN - (0.9)% (Proceeds - $1,342,544)					(268,274)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%					276,380
	NET ASSETS - 100.0%					$26,585,744

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (4.0)%
	CALL OPTIONS WRITTEN- (3.1)%
40	SPDR S&P 500 ETF Trust	FCS	03/15/2024	$460	$1,901,240	$101,400

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Contracts(b) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (4.0)%
	CALL OPTIONS WRITTEN- (3.1)% (Continued)
100	SPDR S&P 500 ETF Trust	FCS	03/15/2024	$465	$4,753,100	$213,600
100	SPDR S&P 500 ETF Trust	FCS	03/15/2024	485	4,753,100	81,800
200	SPDR S&P 500 ETF Trust	FCS	06/21/2024	505	9,506,200	155,000
50	SPDR S&P 500 ETF Trust	FCS	06/21/2024	515	2,376,550	25,000
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	485	4,753,100	249,600
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $570,211)					826,400

	PUT OPTIONS WRITTEN - (0.9)%
76	SPDR S&P 500 ETF Trust	FCS	03/15/2024	$400	$3,612,356	$5,852
160	SPDR S&P 500 ETF Trust	FCS	03/15/2024	437	7,604,960	35,200
4	SPDR S&P 500 ETF Trust	FCS	03/15/2024	440	190,124	972
25	SPDR S&P 500 ETF Trust	FCS	06/21/2024	410	1,188,275	9,225
50	SPDR S&P 500 ETF Trust	FCS	06/21/2024	420	2,376,550	21,750
175	SPDR S&P 500 ETF Trust	FCS	06/21/2024	440	8,317,925	114,975
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	425	4,753,100	80,300
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,342,544)					268,274

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,912,755)					$1,094,674

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

FCS	- StoneX Group, Inc.

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2023

	Catalyst/Millburn		Catalyst
	Dynamic Commodity	Catalyst/Warrington	Systematic Alpha
	Strategy Fund	Strategic	Fund
	(Consolidated)	Program Fund	(Consolidated)
ASSETS:
Investments in Securities at Cost	$9,814,516	$101,115,309	$299,665,373

Investments in Securities at Value	$9,967,184	$100,879,125	$300,688,732
Cash segregated for disgorgement of advisory fees (see Note 11)	—	914,662	—
Deposits with Broker for futures and options (a)	575,763	15,822,849	—
Cash Collateral Held at Custodian	—	—	2,725,688
Dividends and interest receivable	36,389	144,966	2,363,484
Receivable for Fund shares sold	681	140,808	2,333,227
Futures unrealized appreciation	58,252	—	—
Prepaid expenses and other assets	26,456	39,854	66,015
Total Assets	10,664,725	117,942,264	308,177,146

LIABILITIES:
Options written, at value (proceeds $0, $309,160, $0)	—	77,880	—
Investment advisory fees payable	1,396	167,971	399,012
Accrued 12b-1 fees	3,002	15,679	15,565
Payable for disgorgement of advisory fees (see Note 10)	—	914,662	—
Payable to related parties	6,059	13,719	12,934
Payable for Fund shares redeemed	75,177	141,485	782,261
Trustee fee payable	3,967	3,945	3,950
Futures unrealized depreciation	73,049	—	—
Unrealized depreciation - on swap contracts	—	—	170,605
Accrued expenses and other liabilities	8,343	48,370	14,772
Total Liabilities	170,993	1,383,711	1,399,099

Net Assets	$10,493,732	$116,558,553	$306,778,047

NET ASSETS CONSIST OF:
Paid in capital	$11,871,965	$1,113,212,652	$298,454,693
Accumulated earnings (deficit)	(1,378,233)	(996,654,099)	8,323,354
Net Assets	$10,493,732	$116,558,553	$306,778,047

Class A
Net Assets	$1,670,743	$15,152,632	$27,455,257
Shares of beneficial interest outstanding (b)	182,047	1,674,628	2,179,439
Net asset value per share (Net assets/shares outstanding)	$9.18	$9.05	$12.60
Maximum offering price per share (c)	$9.74	$9.60	$13.37
Minimum redemption price per share (d)	$9.09	$8.96	$12.47

Class C
Net Assets	$642,939	$11,887,319	$7,002,297
Shares of beneficial interest outstanding (b)	73,835	1,400,411	581,280
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.71	$8.49	$12.05

Class I
Net Assets	$8,180,050	$89,518,602	$272,320,493
Shares of beneficial interest outstanding (b)	883,136	9,673,528	22,100,784
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.26	$9.25	$12.32

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2023

	Catalyst/Aspect			Catalyst/Millburn
	Enhanced Multi-Asset	Catalyst		Hedge Strategy	Catalyst
	Fund	Nasdaq-100 Hedged		Fund	Buffered Shield
	(Consolidated)	Equity Fund		(Consolidated)	Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$—	$17,568,253		$5,311,436,130	$27,506,886

Investments in Unaffiliated securities, at value	$—	$19,579,249		$5,929,730,533	$27,404,038
Cash	100,000	—		—	700,705
Cash Collateral Held at Custodian	—	—		121,606,250	—
Receivable for securities sold	—	—		36,685,666	1,104,300
Futures unrealized appreciation	—	70,478		40,173,547	—
Due from Manager	1,462	—		—	—
Deposits with Broker for futures and options (a)	—	1,239,612		202,464,042	7,658
Dividends and interest receivable	—	12,883		17,822,028	35,429
Receivable for Fund shares sold	14,999,980	—		8,283,205	—
Unrealized appreciation on forward currency exchange contracts	—	—		134,518,233	—
Due from Related parties (note 3)	—	—		—
Prepaid expenses and other assets	—	14,000		219,949	28,057
Total Assets	15,101,442	20,916,222		6,491,503,453	29,280,187

LIABILITIES:
Options written, at value (proceeds $0, $25,245, $0, $1,912,755)	—	11,632		—	1,094,674
Line of credit payable	—	—		—	1,234,000
Investment advisory fees payable	—	6,411		9,342,438	19,731
Accrued 12b-1 fees	—	3,113		892,006	5,525
Futures unrealized depreciation	—	96,954		78,675,490	—
Payable upon return of securities loaned (Market value of securities on loan $0, $4,363,004, $0, $0)	—	4,467,107		—	—
Payable for securities purchased	—	—		—	262,528
Payable for Fund shares redeemed	—	—		8,952,251	39,336
Unrealized depreciation on forward currency exchange contracts	—	—		175,429,829	—
Payable to related parties	322	6,653		265,533	8,013
Trustee fee payable	197	3,946		4,033	3,983
Compliance officer fees payable	89	—		—	—
Accrued expenses and other liabilities	870	20,243		841,925	26,653
Total Liabilities	1,478	4,616,059		274,403,505	2,694,443

Net Assets	$15,099,964	$16,300,163		$6,217,099,948	$26,585,744

NET ASSETS CONSIST OF:
Paid in capital	$15,099,980	$15,544,434		$6,038,619,876	$39,350,066
Accumulated earnings (deficit)	(16)	755,729		178,480,072	(12,764,322)
Net Assets	$15,099,964	$16,300,163		$6,217,099,948	$26,585,744

Class A
Net Assets	$1,000	$630,913		$454,371,136	$7,209,188
Shares of beneficial interest outstanding (b)	100	53,809		13,035,682	792,910
Net asset value per share (Net assets/shares outstanding)	$10.00	$11.73	(f)	$34.86	$9.09
Maximum offering price per share (c)	$10.61	12.45		$36.99	$9.64
Minimum redemption price per share (d)	$9.90	$11.61		$34.51	$9.00

Class C
Net Assets	$1,000	$1,444,904		$362,991,518	$3,449,677
Shares of beneficial interest outstanding (b)	100	133,385		10,689,410	390,817
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$10.00	$10.83		$33.96	$8.83

Class C-1 (e)
Net Assets				$32,330,836
Shares of beneficial interest outstanding (b)				958,493
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)				$33.73

Class I
Net Assets	$15,097,964	$14,224,346		$5,367,406,458	$15,926,879
Shares of beneficial interest outstanding (b)	1,509,798	1,195,125		152,948,589	1,738,667
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$10.00	$11.90		$35.09	$9.16

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

(e)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

(f)	Does not calculate due to rounding.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2023

	Catalyst/Millburn		Catalyst
	Dynamic Commodity	Catalyst/Warrington	Systematic Alpha
	Strategy Fund	Strategic Program	Fund
	(Consolidated)	Fund	(Consolidated)
Investment Income:
Dividend income	$52,242	$—	$—
Interest income	137,274	2,451,341	4,646,312
Foreign tax withheld	—	—	—
Total Investment Income	189,516	2,451,341	4,646,312

Operating Expenses:
Investment advisory fees	101,120	1,057,350	1,357,687
12b-1 Fees:
Class A	2,478	19,634	21,672
Class C	3,732	64,375	24,710
Registration fees	24,037	31,964	27,104
Financial administration/Fund accounting fees	18,410	29,720	40,692
Custody fees	11,475	837	1,985
Legal fees	9,447	61,627 *	13,578
Networking fees	8,192	80,018	70,274
Audit fees	8,066	6,806	8,319
Trustees’ fees	7,802	7,796	7,792
Compliance officer fees	4,186	6,751	4,248
Printing expense	1,876	9,619	6,190
Transfer Agent fees	1,682	6,891	4,013
Legal administration/Management service fees	1,122	11,708	17,379
Insurance expense	257	2,466	90
Interest expense	—	6,085	—
Miscellaneous expense	1,227	1,211	2,517
Total Operating Expenses	205,109	1,404,858	1,608,250
Less: Fees waived/expenses reimbursed by Advisor	(84,002)	(59,929)	—
Plus: Expenses recaptured	—	—	40,509
Net Operating Expenses	121,107	1,344,929	1,648,759

Less: Legal Fees Reimbursed by Insurance **	—	(183,757)	—

Net Investment Income (Loss)	68,409	1,290,169	2,997,553

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(159,185)	—	—
Options purchased	—	(9,407,875)	—
Options written	—	10,736,903	—
Futures	(72,755)	—	—
Swaps	—	—	6,805,185
Foreign currency transactions	(2,859)	—	—
Net Realized Gain (Loss)	(234,799)	1,329,028	6,805,185

Net change in unrealized appreciation (depreciation) on:
Investments	155,417	181,047	1,401,216
Options purchased	—	411,815	—
Options written	—	(263,270)	—
Futures	(85,930)	—	—
Foreign currency translations	31	—	—
Swaps	—	—	(5,692,704)

Net change in unrealized appreciation (depreciation)	69,518	329,592	(4,291,488)

Net Realized and Unrealized Gain (Loss) on Investments	(165,281)	1,658,620	2,513,697

Net Increase (Decrease) in Net Assets Resulting From Operations	$(96,872)	$2,948,789	$5,511,250

*	Includes legal fees that are extraordinary expenses that are outside the expense limitation.

**	Recovery of legal fees from the Trust’s insurance policy (See Note 10).

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2023

	Catalyst/Aspect		Catalyst/Millburn
	Enhanced Multi-Asset	Catalyst	Hedge Strategy	Catalyst
	Fund	Nasdaq-100 Hedged	Fund	Buffered Shield
	(Consolidated)**	Equity Fund	(Consolidated)	Fund
Investment Income:
Dividend Income	$—	$58,137	$34,016,010	$829,346
Interest Income	—	5,307	77,850,187	5,804
Securities Lending - net	—	3,593	—	—
Foreign tax withheld	—	(97)	—	—
Total Investment Income	—	66,940	111,866,197	835,150

Operating Expenses:
Investment advisory fees	14	85,416	55,409,732	232,457
12b-1 Fees:
Class A	—	783	576,936	16,150
Class C	—	6,969	1,885,468	18,338
Class C-1*	—	—	152,107	—
Legal fees	288	7,995	14,986	8,022
Financial administration/Fund accounting fees	279	18,184	816,327	20,111
Printing expense	247	753	158,664	2,707
Trustees’ fees	197	7,796	7,807	7,798
Networking fees	123	7,410	3,277,441	21,671
Audit fees	119	7,310	17,163	7,310
Compliance officer fees	89	5,399	81,932	5,731
Transfer Agent fees	43	392	120,405	1,163
Custody fees	33	2,943	132,793	2,076
Registration fees	26	13,609	157,233	22,166
Insurance expense	4	202	106,878	654
Legal administration/Management service fees	—	1,323	613,794	3,607
Interest expense	—	11,576	779,794	3,566
Miscellaneous expense	30	8,983	54,648	1,228
Total Operating Expenses	1,492	187,043	64,364,108	374,755
Less: Fees waived/expenses reimbursed by Advisor	(1,476)	(65,770)	—	(108,490)
Net Operating Expenses	16	121,273	64,364,108	266,265

Net Investment Income (Loss)	(16)	(54,333)	47,502,089	568,885

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	—	140,081	35,669,257	(716,302)
Long Term Capital Gains from underlying investment companies	—	—	3,331,172	—
Options purchased	—	(764,754)	—	(356,711)
Options written	—	69,518	—	787,563
Futures	—	160,621	83,686,606	—
Foreign currency transactions	—	—	(94,242,840)	—
Net Realized Gain (Loss)	—	(394,534)	28,444,195	(285,450)

Net change in unrealized appreciation (depreciation) on:
Investments	—	1,261,459	172,726,794	1,233,395
Options purchased	—	(84,862)	—	782,929
Options written	—	13,613	—	(93,599)
Futures	—	262,850	(138,467,363)	—
Foreign currency translations	—	—	(48,535,604)	—

Net change in unrealized appreciation (depreciation)	—	1,453,060	(14,276,173)	1,922,725

Net Realized and Unrealized Gain on Investments	—	1,058,526	14,168,022	1,637,275

Net Increase (Decrease) in Net Assets Resulting From Operations	$(16)	$1,004,193	$61,670,111	$2,206,160

*	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

**	The Catalyst/Aspect Enhanced Multi-Asset Fund launched December 28, 2023.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst/Millburn Dynamic Commodity Strategy Fund		Catalyst/Warrington Strategic Program Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss).	$68,409	$67,086	$1,290,169	$(213,399)
Net realized gain (loss) on investments	(234,799)	(5,100,526)	1,329,028	4,753,764
Net change in unrealized appreciation (depreciation) on investments	69,518	2,959,193	329,592	(474,246)
Net increase (decrease) in net assets resulting from operations	(96,872)	(2,074,247)	2,948,789	4,066,119

Distributions to Shareholders from:
From Accumulated Earnings
Class A	—	(514,801)	(106,601)	(162,105)
Class C	—	(250,746)	—	(357)
Class I	—	(2,610,544)	(878,678)	(1,272,740)
Total distributions to shareholders	—	(3,376,091)	(985,279)	(1,435,202)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	719,456	920,332	738,573	3,852,031
Class C	21,373	160,494	310,250	1,849,384
Class I	812,831	7,663,846	22,309,473	78,885,921
Reinvestment of distributions
Class A	—	494,150	99,830	151,666
Class C	—	228,971	—	332
Class I	—	2,181,052	846,759	1,201,778
Cost of shares redeemed
Class A	(1,068,308)	(1,233,613)	(2,249,867)	(7,279,769)
Class C	(209,425)	(1,043,403)	(2,270,852)	(4,148,554)
Class I	(1,826,487)	(16,283,435)	(24,058,875)	(82,932,616)
Net decrease in net assets from share transactions of beneficial interest	(1,550,560)	(6,911,606)	(4,274,709)	(8,419,827)

Total Decrease in Net Assets	(1,647,432)	(12,361,944)	(2,311,199)	(5,788,910)
Net Assets:
Beginning of period	12,141,164	24,503,108	118,869,752	124,658,662
End of period	$10,493,732	$12,141,164	$116,558,553	$118,869,752

Share Activity:
Class A
Shares Sold	75,458	76,549	83,080	440,996
Shares Reinvested	—	48,637	11,055	17,413
Shares Redeemed	(112,760)	(116,306)	(249,907)	(830,609)
Net increase (decrease) in shares of Beneficial interest	(37,302)	8,880	(155,772)	(372,200)

Class C
Shares Sold	2,338	14,502	36,704	226,213
Shares Reinvested	—	23,557	—	41
Shares Redeemed	(23,491)	(99,800)	(269,563)	(507,361)
Net decrease in shares of Beneficial interest	(21,153)	(61,741)	(232,859)	(281,107)

Class I
Shares Sold	86,352	675,260	2,410,130	8,810,386
Shares Reinvested	—	213,202	91,740	135,031
Shares Redeemed	(194,191)	(1,446,051)	(2,600,271)	(9,245,762)
Net decrease in shares of Beneficial interest	(107,839)	(557,589)	(98,401)	(300,345)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Systematic Alpha Fund
	(Consolidated)

	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
	(Unaudited)
Operations:
Net investment income	$2,997,553	$329,190
Net realized gain on investments	6,805,185	651,189
Net change in unrealized appreciation (depreciation) on investments	(4,291,488)	5,377,936
Net increase in net assets resulting from operations	5,511,250	6,358,315

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(233,776)	(28,482)
Class C	(52,255)	(8,885)
Class I	(2,550,887)	(417,241)

Total distributions to shareholders	(2,836,918)	(454,608)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	20,978,756	13,116,990
Class C	4,566,027	2,827,772
Class I	228,063,224	71,757,664
Reinvestment of distributions
Class A	229,857	28,389
Class C	51,265	8,803
Class I	2,343,991	231,443
Cost of shares redeemed
Class A	(7,193,296)	(179,916)
Class C	(767,974)	(60,067)
Class I	(36,181,050)	(8,123,121)
Net increase in net assets from share transactions of beneficial interest	212,090,800	79,607,957

Total Increase in Net Assets	214,765,132	85,511,664

Net Assets:
Beginning of year/period	92,012,915	6,501,251
End of year/period	$306,778,047	$92,012,915

Share Activity:
Class A
Shares Sold	1,683,869	1,046,808
Shares Reinvested	18,649	2,387
Shares Redeemed	(587,764)	(16,763)
Net increase in shares of Beneficial interest	1,114,754	1,032,432

Class C
Shares Sold	388,216	245,117
Shares Reinvested	4,371	810
Shares Redeemed	(65,610)	(5,445)
Net increase in shares of Beneficial interest	326,977	240,482

Class I
Shares Sold	18,906,257	6,115,591
Shares Reinvested	194,635	20,254
Shares Redeemed	(2,994,303)	(754,270)
Net increase in shares of Beneficial interest	16,106,589	5,381,575

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Aspect
	Enhanced Multi-Asset
	Fund (a)	Catalyst Nasdaq-100 Hedged Equity Fund

	Six Months Ended	Six Months Ended	Year Ended
	December 31, 2023	December 31, 2023	June 30, 2023
	(Unaudited)	(Unaudited)
Operations:
Net investment loss	$(16)	$(54,333)	$(80,348)
Net realized loss on investments	—	(394,534)	(394,040)
Net change in unrealized appreciation on investments	—	1,453,060	2,437,751
Net increase (decrease) in net assets resulting from operations	(16)	1,004,193	1,963,363

Distributions to Shareholders from:
From Accumulated Earnings
Class A	—	—	(17,277)
Class C	—	—	(33,526)
Class I	—	—	(267,168)

Total distributions to shareholders	—	—	(317,971)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,000	48,778	17,578
Class C	1,000	9,040	155,634
Class I	15,097,980	4,681,814	1,935,194
Reinvestment of distributions
Class A	—	—	11,161
Class C	—	—	31,135
Class I	—	—	229,564
Cost of shares redeemed
Class A	—	(54,844)	(387,701)
Class C	—	(51,788)	(191,837)
Class I	—	(2,496,792)	(4,627,644)
Net increase (decrease) in net assets from share transactions of beneficial interest	15,099,980	2,136,208	(2,826,916)

Total Increase (Decrease) in Net Assets	15,099,964	3,140,401	(1,181,524)

Net Assets:
Beginning of period	—	13,159,762	14,341,286
End of period	$15,099,964	$16,300,163	$13,159,762

Share Activity:
Class A
Shares Sold	100	4,339	1,876
Shares Reinvested	—	—	1,225
Shares Redeemed	—	(4,851)	(39,657)
Net increase (decrease) in shares of Beneficial interest	100	(512)	(36,556)

Class C
Shares Sold	100	877	16,764
Shares Reinvested	—	—	3,672
Shares Redeemed	—	(4,943)	(21,176)
Net increase (decrease) in shares of Beneficial interest	100	(4,066)	(740)

Class I
Shares Sold	1,509,798	422,196	195,246
Shares Reinvested	—	—	24,899
Shares Redeemed	—	(226,790)	(480,016)
Net increase (decrease) in shares of Beneficial interest	1,509,798	195,406	(259,871)

(a)	The Catalyst/Aspect Enhanced Multi-Asset Fund launched December 28, 2023.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Millburn Hedge Strategy Fund		Catalyst Buffered Shield Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$47,502,089	$37,069,287	$568,885	$692,487
Net realized gain (loss) on investments	28,444,195	(209,449,330)	(285,450)	(3,137,696)
Net change in unrealized appreciation (depreciation) on investments	(14,276,173)	253,505,126	1,922,725	4,251,058
Net increase in net assets resulting from operations	61,670,111	81,125,083	2,206,160	1,805,849

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(8,997,002)	(30,221,295)	(297,144)	(92,323)
Class C	(4,727,185)	(24,526,606)	(51,482)	(471)
Class C-1 (a)	(464,972)	(1,131,986)	—	—
Class I	(119,388,779)	(340,694,554)	(512,668)	(256,583)

Total distributions to shareholders	(133,577,938)	(396,574,441)	(861,294)	(349,377)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	75,157,764	213,508,262	707,097	1,724,460
Class C	28,182,211	98,129,688	104,356	204,069
Class C-1 (a)	8,191,478	27,622,821	—	—
Class I	1,112,403,191	3,581,118,084	1,280,187	5,087,564
Reinvestment of distributions
Class A	7,690,966	25,155,532	295,324	90,178
Class C	4,543,481	23,635,280	51,039	467
Class C-1 (a)	183,549	3,171	—	—
Class I	87,888,237	254,015,633	472,804	238,703
Cost of shares redeemed
Class A	(67,392,538)	(107,211,660)	(7,700,732)	(9,392,292)
Class C	(31,251,019)	(73,416,844)	(920,741)	(610,582)
Class C-1 (a)	(3,724,058)	(3,620,055)	—	—
Class I	(990,833,462)	(1,675,698,057)	(10,042,789)	(33,064,231)
Net increase (decrease) in net assets from share transactions of beneficial interest	231,039,800	2,363,241,855	(15,753,455)	(35,721,664)

Total Increase (Decrease) in Net Assets	159,131,973	2,047,792,497	(14,408,589)	(34,265,192)

Net Assets:
Beginning of period	6,057,967,975	4,010,175,478	40,994,333	75,259,525
End of period	$6,217,099,948	$6,057,967,975	$26,585,744	$40,994,333

Share Activity:
Class A
Shares Sold	2,062,879	5,845,859	80,476	204,894
Shares Reinvested	213,934	724,734	33,183	10,748
Shares Redeemed	(1,861,917)	(3,019,897)	(853,780)	(1,122,438)
Net increase (decrease) in shares of Beneficial interest	414,896	3,550,696	(740,121)	(906,796)

Class C
Shares Sold	799,418	2,750,317	12,330	24,583
Shares Reinvested	129,666	698,030	5,907	57
Shares Redeemed	(887,754)	(2,106,925)	(109,178)	(75,104)
Net increase (decrease) in shares of Beneficial interest	41,330	1,341,422	(90,941)	(50,464)

Class C-1 (a)
Shares Sold	232,798	786,467
Shares Reinvested	5,274	94
Shares Redeemed	(106,861)	(108,539)
Net increase in shares of Beneficial interest	131,211	678,022

Class I
Shares Sold	30,455,890	97,210,851	145,177	597,108
Shares Reinvested	2,428,522	7,270,052	52,768	28,249
Shares Redeemed	(27,228,404)	(46,698,513)	(1,112,884)	(3,874,651)
Net increase (decrease) in shares of Beneficial interest	5,656,008	57,782,390	(914,939)	(3,249,294)

(a)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Dynamic Commodity Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$9.28		$12.76	$9.56	$10.89	$10.95		$10.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,E)	0.05		0.04	(0.11)	(0.20)	(0.09)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.15)		(1.31)	3.31	(1.13)	0.03		0.29
Total from investment operations	(0.10)		(1.27)	3.20	(1.33)	(0.06)		0.24

LESS DISTRIBUTIONS:
From net investment income	—		(2.15)	—	—	—		(0.04)
From net realized gains on investments	—		(0.06)	—	—	—		—
Total distributions	—		(2.21)	—	—	—		(0.04)

Net asset value, end of year/period	$9.18		$9.28	$12.76	$9.56	$10.89		$10.95

Total return (B)	(1.08	)% (F)	(11.43)%	33.47%	(12.21)%	(0.55	)% (c)	2.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,671		$2,035	$2,685	$3,404	$5,319		$10,932
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	3.70	% (G)	3.11%	3.33%	2.72%	2.47%		2.40%
Expenses, net waiver and reimbursement (D)	2.24	% (G)	2.24%	2.24%	2.27%	2.27%		2.26%
Net investment loss, before waiver and reimbursement (D,E)	(0.43	)% (G)	(0.54)%	(2.12)%	(2.41)%	(1.03)%		(0.55)%
Net investment income (loss), net waiver and reimbursement (D,E)	1.02	% (G)	0.33%	(1.04)%	(1.96)%	(0.83)%		(0.41)%
Portfolio turnover rate	158	% (F)	58%	123%	145%	0%		0%

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$8.84		$12.26	$9.26	$10.62	$10.76		$10.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,E)	0.01		(0.06)	(0.19)	(0.27)	(0.18)		(0.12)
Net realized and unrealized gain (loss) on investments	(0.14)		(1.23)	3.19	(1.09)	0.04		0.27
Total from investment operations	(0.13)		(1.29)	3.00	(1.36)	(0.14)		0.15

LESS DISTRIBUTIONS:
From net investment income	—		(2.07)	—	—	—		—
From net realized gains on investments	—		(0.06)	—	—	—		—
Total distributions	—		(2.13)	—	—	—		—

Net asset value, end of year/period	$8.71		$8.84	$12.26	$9.26	$10.62		$10.76

Total return (B)	(1.47	)% (F)	(12.10)%	32.40%	(12.81)%	(1.30	)% (C)	1.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$643		$839	$1,921	$1,519	$6,860		$7,322
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	4.45	% (G)	3.86%	4.08%	3.47%	3.22%		3.15%
Expenses, net waiver and reimbursement (D)	2.99	% (G)	2.99%	2.99%	3.02%	3.02%		3.01%
Net investment loss, before waiver and reimbursement (D,E)	(1.18	)% (G)	(1.42)%	(2.82)%	(3.15)%	(1.83)%		(1.30)%
Net investment income (loss), net waiver and reimbursement (D,E)	0.28	% (G)	(0.55)%	(1.73)%	(2.70)%	(1.63)%		(1.16)%
Portfolio turnover rate	158	% (F)	58%	123%	145%	0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Dynamic Commodity Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$9.35		$12.85	$9.61	$10.91	$10.94		$10.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,E)	0.06		0.05	(0.08)	(0.18)	(0.07)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.15)		(1.31)	3.32	(1.12)	0.04		0.28
Total from investment operations	(0.09)		(1.26)	3.24	(1.30)	(0.03)		0.26

LESS DISTRIBUTIONS:
From net investment income	—		(2.18)	—	—	—		(0.11)
From net realized gains on investments	—		(0.06)	—	—	—		—
Total distributions	—		(2.24)	—	—	—		(0.11)

Net asset value, end of year/period	$9.26		$9.35	$12.85	$9.61	$10.91		$10.94

Total return (B)	(0.96	)% (F)	(11.28)%	33.71%	(11.92)%	(0.27	)% (C)	2.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,180		$9,267	$19,897	$7,750	$30,369		$31,882
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	3.45	% (G)	2.86%	3.08%	2.47%	2.22%		2.15%
Expenses, net waiver and reimbursement (D)	1.99	% (G)	1.99%	1.99%	2.02%	2.02%		2.01%
Net investment loss, before waiver and reimbursement (D,E)	(0.16	)% (G)	(0.38)%	(1.76)%	(2.17)%	(0.83)%		(0.30)%
Net investment income (loss), net waiver and reimbursement (D,E)	1.30	% (G)	0.49%	(0.67)%	(1.72)%	(0.63)%		(0.16)%
Portfolio turnover rate	158	% (F)	58%	123%	145%	0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$8.90		$8.72		$8.02		$7.61		$7.86		$8.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.08		(0.03)		(0.20)		(0.15)		(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	0.13		0.28		0.90		0.56		(0.15)		(0.12)
Total from investment operations	0.21		0.25		0.70		0.41		(0.25)		(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.07)		—		—		—		—
Total distributions	(0.06)		(0.07)		—		—		—		—

Net asset value, end of year/period	$9.05		$8.90		$8.72		$8.02		$7.61		$7.86

Total return (B)	2.40	% (K)	2.93	% (J)	8.73	% (C)	5.39	% (C)	(3.18	)% (C)	(2.60	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$15,153		$16,291		$19,212		$17,587		$29,378		$82,099
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.44	% (L)	2.65%		2.49%		2.43%		2.59%		2.33%
Expenses, net waiver and reimbursement (D,E)	2.35	% (L)	2.60%		2.45%		2.02	% (H)	2.59%		2.33%
Net investment loss, before waiver and reimbursement (D,G)	1.59	% (L)	(0.35)%		(2.42)%		(2.40)%		(1.30)%		(1.15)%
Net investment loss, net waiver and reimbursement (D,G)	1.69	% (L)	(0.30)%		(2.38)%		(1.98	)% (H)	(1.30)%		(1.15)%
Portfolio turnover rate	0	% (K)	0%		0%		0%		0%		0%

	Class C
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$8.32		$8.14		$7.54		$7.21		$7.51		$7.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		(0.09)		(0.24)		(0.20)		(0.15)		(0.14)
Net realized and unrealized gain (loss) on investments	0.13		0.27		0.84		0.53		(0.15)		(0.11)
Total from investment operations	0.17		0.18		0.60		0.33		(0.30)		(0.25)

LESS DISTRIBUTIONS:
From net investment income	—		(0.00	) (I)	—		—		—		—
Total distributions	—		(0.00)		—		—		—		—

Net asset value, end of year/period	$8.49		$8.32		$8.14		$7.54		$7.21		$7.51

Total return (B)	2.04	% (K)	2.21	% (J)	7.96	% (C)	4.58	% (C)	(3.99	)% (C)	(3.22	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,887		$13,583		$15,588		$20,305		$30,499		$65,411
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	3.19	% (L)	3.40%		3.24%		3.19%		3.36%		3.08%
Expenses, net waiver and reimbursement (D,F)	3.10	% (L)	3.35%		3.20%		2.77	% (H)	3.36%		3.08%
Net investment loss, before waiver and reimbursement (D,G)	0.84	% (L)	(1.10)%		(3.16)%		(3.16)%		(2.13)%		(1.89)%
Net investment loss, net waiver and reimbursement (D,G)	0.94	% (L)	(1.05)%		(3.12)%		(2.74	)% (H)	(2.13)%		(1.89)%
Portfolio turnover rate	0	% (K)	0%		0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio to average net assets (excluding dividend and interest expense).

Expenses, before waiver and reimbursement (D)	2.43	% (L)	2.64%	2.49%	2.43%		2.59%	2.27%
Expenses, net waiver and reimbursement (D)	2.33	% (L)	2.59%	2.45%	2.02	% (H)	2.59%	2.27%

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	3.18	% (L)	3.39%	3.24%	3.19%		3.36%	3.02%
Expenses, net waiver and reimbursement (D)	3.08	% (L)	3.34%	3.20%	2.77	% (H)	3.36%	3.02%

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Manager has voluntarily waived a portion of expenses. This waiver will not be recaptured by the manager.

(I)	Amount is less than $0.005.

(J)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(K)	Not annualized.

(L)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2023		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$9.11		$8.92		$8.18		$7.74		$7.98		$8.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.09		0.00	(I)	(0.18)		(0.13)		(0.08)		(0.07)
Net realized and unrealized gain (loss) on investments	0.14		0.28		0.92		0.57		(0.16)		(0.12)
Total from investment operations	0.23		0.28		0.74		0.44		(0.24)		(0.19)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.09)		—		—		—		—
Total distributions	(0.09)		(0.09)		—		—		—		—

Net asset value, end of year/period	$9.25		$9.11		$8.92		$8.18		$7.74		$7.98

Total return (B)	2.50	% (J)	3.21	% (H)	9.05	% (C)	5.68	% (C)	(3.01	)% (C)	(2.33	)% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$89,519		$88,996		$89,859		$61,014		$84,334		$282,645
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.19	% (K)	2.40%		2.24%		2.16%		2.31%		2.08%
Expenses, net waiver and reimbursement (D,E)	2.10	% (K)	2.35%		2.20%		1.75	% (G)	2.31%		2.08%
Net investment loss, before waiver and reimbursement (D,F)	1.88	% (K)	(0.05)%		(2.17)%		(2.13)%		(1.00)%		(0.91)%
Net investment loss, net waiver and reimbursement (D,F)	1.98	% (K)	(0.00)%		(2.13)%		(1.71	)% (G)	(1.00)%		(0.91)%
Portfolio turnover rate	0	% (J)	0%		0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.18	% (K)	2.39%	2.24%	2.16%		2.31%	2.02%
Expenses, net waiver and reimbursement (D)	2.08	% (K)	2.34%	2.20%	1.75	% (G)	2.31%	2.02%

(F)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Manager has voluntarily waived a portion of expenses. This waiver will not be recaptured by the manager.

(H)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(I)	Amount less than $.005

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$12.83		$10.06	$10.86		$9.56		$9.18		$8.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.19		0.25	(0.17)		0.04		0.17		0.15
Net realized and unrealized gain (loss) on investments	(0.26)		3.03	(0.05)		3.16		0.35		0.10	(B)
Total from investment operations	(0.07)		3.28	(0.22)		3.20		0.52		0.25

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.51)	(0.58)		(1.90)		(0.14)		(0.00	) (C)
Total distributions	(0.16)		(0.51)	(0.58)		(1.90)		(0.14)		(0.00)

Net asset value, end of year/period	$12.60		$12.83	$10.06		$10.86		$9.56		$9.18

Total return (D)	(0.54	)% (J)	33.65%	(2.53	)% (E)	37.12	% (E)	5.58	% (E)	2.82	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$27,458		$13,659	$324		$164		$216		$140
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (F,H)	1.96	% (K)	2.83%	4.63%		5.77%		5.25%		5.10%
Expenses, net waiver and reimbursement (F,H)	2.02	% (K)	2.02%	2.06%		2.03%		2.04%		2.02%
Net investment income (loss), before waiver and reimbursement (H,I)	3.13	% (K)	1.25%	(4.14)%		(3.44)%		(1.47)%		(1.24)%
Net investment income (loss), net waiver and reimbursement (H,I)	3.12	% (K)	2.06%	(1.53)%		0.35%		1.74%		1.67%
Portfolio turnover rate	0	% (J)	43%	1335%		121%		75%		120%

	Class C
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$12.28		$9.63	$10.41		$9.23		$8.85		$8.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.14		0.14	(0.25)		(0.04)		0.08		0.07
Net realized and unrealized gain (loss) on investments	(0.25)		2.93	(0.05)		3.04		0.35		0.09	(B)
Total from investment operations	(0.11)		3.07	(0.30)		3.00		0.43		0.16

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.42)	(0.48)		(1.82)		(0.05)		(0.03)
Total distributions	(0.12)		(0.42)	(0.48)		(1.82)		(0.05)		(0.03)

Net asset value, end of year/period	$12.05		$12.28	$9.63		$10.41		$9.23		$8.85

Total return (D)	(0.90	)% (J)	32.72%	(3.32	)% (E)	35.99	% (E)	4.84	% (E)	1.94	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,003		$3,122	$133		$184		$188		$269
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (G,H)	2.71	% (K)	3.58%	5.38%		6.53%		6.00%		5.85%
Expenses, net waiver and reimbursement (G,H)	2.77	% (K)	2.77%	2.81%		2.78%		2.79%		2.77%
Net investment income (loss), before waiver and reimbursement (H,I)	2.40	% (K)	0.46%	(5.13)%		(4.16)%		(2.32)%		(2.36)%
Net investment income (loss), net waiver and reimbursement (H,I)	2.38	% (K)	1.27%	(2.35)%		(0.39)%		0.89%		0.81%
Portfolio turnover rate	0	% (J)	43%	1335%		121%		75%		120%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2019, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(C)	Represents less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (H)	1.96	% (K)	2.83%	4.59%	5.76%	5.23%	5.10%
Expenses, net waiver and reimbursement (H)	2.02	% (K)	2.02%	2.02%	2.02%	2.02%	2.02%

(G) Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (H)	2.71	% (K)	3.58%	5.34%	6.52%	5.98%	5.85%
Expenses, net waiver and reimbursement (H)	2.77	% (K)	2.77%	2.77%	2.77%	2.77%	2.77%

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$12.55		$9.87	$10.67		$9.43		$9.05		$8.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.21		0.25	(0.14)		0.06		0.19		0.15
Net realized and unrealized gain (loss) on investments	(0.27)		2.99	(0.06)		3.12		0.35		0.10	(B)
Total from investment operations	(0.06)		3.24	(0.20)		3.18		0.54		0.25

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.56)	(0.60)		(1.94)		(0.16)		(0.11)
From net realized gains on investments	—		—	—		—		—		—
Total distributions	(0.17)		(0.56)	(0.60)		(1.94)		(0.16)		(0.11)

Net asset value, end of year/period	$12.32		$12.55	$9.87		$10.67		$9.43		$9.05

Total return (C)	(0.42	)% (H)	33.95%	(2.42	)% (D)	37.47	% (D)	5.88	% (D)	2.97	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$272,347		$75,232	$6,044		$2,505		$2,519		$2,206
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	1.71	% (I)	2.58%	4.38%		5.52%		5.00%		4.85%
Expenses, net waiver and reimbursement(E,F)	1.77	% (I)	1.77%	1.81%		1.78%		1.79%		1.77%
Net investment income (loss), before waiver and reimbursement (F,G)	3.39	% (I)	1.40%	(3.84)%		(3.10)%		(1.22)%		(1.29)%
Net investment income (loss), net waiver and reimbursement (F,G)	3.37	% (I)	2.21%	(1.27)%		0.63%		1.99%		1.79%
Portfolio turnover rate	0	% (H)	43%	1335%		121%		75%		120%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2019, primarily due to timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	1.71	% (I)	2.58%	4.34%	5.51%	4.98%	4.85%
Expenses, net waiver and reimbursement (F)	1.77	% (I)	1.77%	1.77%	1.77%	1.77%	1.77%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the
	Period Ended
	December 31, 2023	(A)
Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.00	) (C)
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	(0.00	) (C)

Net asset value, end of year/period	$10.00

Total return (D)	0.00	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1
Ratios to average net assets
Expenses, before waiver and reimbursement	181.80	% (F)
Expenses, net waiver and reimbursement	2.24	% (F)
Net investment income (loss), before waiver and reimbursement	(181.80	)% (F)
Net investment income (loss) net waiver and reimbursement	(2.24	)% (F)
Portfolio turnover rate	0	% (E)

	Class C
	For the
	Period Ended
	December 31, 2023	(A)
Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.00	) (C)
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	(0.00	) (C)

Net asset value, end of year/period	$10.00

Total return (D)	0.00	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1
Ratios to average net assets
Expenses, before waiver and reimbursement	182.55	% (F)
Expenses, net waiver and reimbursement	2.99	% (F)
Net investment income (loss), before waiver and reimbursement	(182.55	)% (F)
Net investment income (loss) net waiver and reimbursement	(2.99	)% (F)
Portfolio turnover rate	0	% (E)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the
	Period Ended
	December 31, 2023	(A)
Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (B)	(0.00	) (C)
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	(0.00	) (C)

Net asset value, end of year/period	$10.00

Total return (D)	0.00	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$15,098
Ratios to average net assets
Expenses, before waiver and reimbursement	182.05	% (F)
Expenses, net waiver and reimbursement	1.99	% (F)
Net investment income (loss), before waiver and reimbursement	(182.05	)% (F)
Net investment income (loss) net waiver and reimbursement	(1.99	)% (F)
Portfolio turnover rate	0	% (E)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2023	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
(Unaudited)
Net asset value, beginning of year/period	$11.01	$9.60	$11.75	$10.12	$10.74	$10.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)	(0.07)	(0.14)	(0.09)	0.07	0.08
Net realized and unrealized gain (loss) on investments	0.77	1.71	(1.97)	1.77	(0.10)	0.58
Total from investment operations	0.72	1.64	(2.11)	1.68	(0.03)	0.66

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.12)	(0.03)
From net realized gains on investments	—	(0.23)	(0.04)	(0.01)	(0.47)	—
From return of capital	—	—	—	(0.04)	—	—
Total distributions	—	(0.23)	(0.04)	(0.05)	(0.59)	(0.03)

Net asset value, end of year/period	$11.73	$11.01	$9.60	$11.75	$10.12	$10.74

Total return (C)	6.54	% (H)	17.60%	(18.03)%	16.68%	(0.63)%	6.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$631	$598	$873	$1,522	$1,815	$2,417
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	2.87	% (I)	2.82%	2.55%	2.76%	2.68%	2.60%
Expenses, net waiver and reimbursement (D,F)	1.91	% (I)	1.78%	1.74%	1.72%	1.63%	1.60%
Net investment loss, before waiver and reimbursement (F,G)	(1.95	)% (I)	(1.79)%	(1.96)%	(1.87)%	(0.38)%	(0.21)%
Net investment income (loss), net waiver and reimbursement (F,G)	(0.99	)% (I)	(0.75)%	(1.15)%	(0.83)%	0.67%	0.79%
Portfolio turnover rate	12	% (H)	82%	51%	205%	145%	112%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2023	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
(Unaudited)
Net asset value, beginning of year/period	$10.21	$8.99	$11.08	$9.62	$10.25	$9.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.09)	(0.14)	(0.21)	(0.17)	(0.01)	0.00	(B)
Net realized and unrealized gain (loss) on investments	0.71	1.59	(1.84)	1.68	(0.10)	0.55
Total from investment operations	0.62	1.45	(2.05)	1.51	(0.11)	0.55

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.05)	(0.01)
From net realized gains on investments	—	(0.23)	(0.04)	(0.01)	(0.47)	—
From return of capital	—	—	—	(0.04)	—	—
Total distributions	—	(0.23)	(0.04)	(0.05)	(0.52)	(0.01)

Net asset value, end of year/period	$10.83	$10.21	$8.99	$11.08	$9.62	$10.25

Total return (C)	6.07	% (H)	16.66%	(18.58)%	15.78%	(1.36)%	5.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,445	$1,403	$1,242	$1,945	$1,321	$1,179
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	3.62	% (I)	3.57%	3.30%	3.51%	3.43%	3.35%
Expenses, net waiver and reimbursement (E,F)	2.66	% (I)	2.53%	2.49%	2.47%	2.38%	2.35%
Net investment loss, before waiver and reimbursement (F,G)	(2.69	)% (I)	(2.55)%	(2.71)%	(2.68)%	(1.17)%	(0.97)%
Net investment income (loss), net waiver and reimbursement (F,G)	(1.73	)% (I)	(1.51)%	(1.89)%	(1.64)%	(0.12)%	0.03%
Portfolio turnover rate	12	% (H)	82%	51%	205%	145%	112%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.70	% (I)	2.78%	2.55%	2.74%	2.58%	2.52%
Expenses, net waiver and reimbursement (F)	1.74	% (I)	1.74%	1.74%	1.70%	1.53%	1.52%

(E) Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	3.45	% (I)	3.53%	3.30%	3.49%	3.33%	3.27%
Expenses, net waiver and reimbursement (F)	2.49	% (I)	2.49%	2.49%	2.45%	2.28%	2.27%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$11.16		$9.71	$11.84	$10.20	$10.81	$10.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)		(0.06)	(0.11)	(0.08)	0.09	0.11
Net realized and unrealized gain (loss) on investments	0.79		1.74	(1.98)	1.79	(0.09)	0.57
Total from investment operations	0.74		1.68	(2.09)	1.71	0.00	0.68

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.02)	(0.14)	(0.05)
From net realized gains on investments	—		(0.23)	(0.04)	(0.01)	(0.47)	—
From return of capital	—		—	—	(0.04)	—	—
Total distributions	—		(0.23)	(0.04)	(0.07)	(0.61)	(0.05)

Net asset value, end of year/period	$11.90		$11.16	$9.71	$11.84	$10.20	$10.81

Total return (B)	6.63	% (F)	17.81%	(17.72)%	16.91%	(0.29)%	6.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$14,224		$11,158	$12,227	$11,146	$7,043	$8,613
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (C,D)	2.62	% (G)	2.57%	2.30%	2.51%	2.43%	2.35%
Expenses, net waiver and reimbursement (C,D)	1.66	% (G)	1.53%	1.49%	1.47%	1.38%	1.35%
Net investment income (loss), before waiver and reimbursement (D,E)	(1.63	)% (G)	(1.55)%	(1.68)%	(1.69)%	(0.15)%	0.04%
Net investment Income (loss), net waiver and reimbursement (D,E)	(0.67	)% (G)	(0.51)%	(0.86)%	(0.65)%	0.90%	1.04%
Portfolio turnover rate	12	% (F)	82%	51%	205%	145%	112%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.45	% (G)	2.53%	2.30%	2.49%	2.33%	2.27%
Expenses, net waiver and reimbursement (D)	1.49	% (G)	1.49%	1.49%	1.45%	1.28%	1.27%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of period	$35.18		$36.99	$36.25	$27.63		$32.07	$31.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (A)	0.24		0.18	(0.45)	(0.46)		(0.14)	(0.04)
Net realized and unrealized gain (loss) on investments	0.15		0.72	1.19	10.29		(2.70)	1.89
Total from investment operations	0.39		0.90	0.74	9.83		(2.84)	1.85

LESS DISTRIBUTIONS:
From net investment income	(0.56)		(1.42)	—	(1.21)		(1.60)	(0.45)
From return of capital	—		—	—	(0.00	) (G)	—	—
From net realized gains on investments	(0.15)		(1.29)	—	—		—	(0.47)
Total distributions	(0.71)		(2.71)	—	(1.21)		(1.60)	(0.92)

Net asset value, end of year/period	$34.86		$35.18	$36.99	$36.25		$27.63	$32.07

Total return (B)	1.03	% (H)	2.55%	2.04%	36.44%		(9.48)%	6.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$454,371		$443,988	$335,527	$306,389		$316,112	$424,968
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.18	% (I)	2.17%	2.20%	2.22%		2.19%	2.19%
Expenses, net waiver and reimbursement (C,E)	2.18	% (I)	2.17%	2.20%	2.22%		2.19%	2.18%
Net investment income (loss), before waiver and reimbursement (C,D)	1.34	% (I)	0.51%	(1.25)%	(1.47)%		(0.47)%	(0.15)%
Net investment income (loss), net waiver and reimbursement (C,D)	1.34	% (I)	0.51%	(1.25)%	(1.47)%		(0.47)%	(0.14)%
Portfolio turnover rate	47	% (H)	30%	9%	13%		54%	19%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019
	(Unaudited)

Net asset value, beginning of year/period	$34.17		$36.01	$35.55	$27.07		$31.46	$30.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	0.10		(0.10)	(0.71)	(0.68)		(0.36)	(0.27)
Net realized and unrealized gain (loss) on investments	0.14		0.71	1.17	10.08		(2.65)	1.86
Total from investment operations	0.24		0.61	0.46	9.40		(3.01)	1.59

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(1.16)	—	(0.92)		(1.38)	(0.27)
From return of capital	—		—	—	(0.00	) (G)	—	—
From net realized gains on investments	(0.15)		(1.29)	—	—		—	(0.47)
Total distributions	(0.45)		(2.45)	—	(0.92)		(1.38)	(0.74)

Net asset value, end of year/period	$33.96		$34.17	$36.01	$35.55		$27.07	$31.46

Total return (B)	0.65	% (H)	1.77%	1.29%	35.42%		(10.15)%	5.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$362,992		$363,845	$335,127	$334,331		$326,297	$408,511
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	2.93	% (I)	2.92%	2.95%	2.97%		2.94%	2.94%
Expenses, net waiver and reimbursement (C,F)	2.93	% (I)	2.92%	2.95%	2.97%		2.94%	2.93%
Net investment loss, before waiver and reimbursement (C,D)	0.57	% (I)	(0.28)%	(2.00)%	(2.21)%		(1.22)%	(0.90)%
Net investment loss, net waiver and reimbursement (C,D)	0.57	% (I)	(0.28)%	(2.00)%	(2.21)%		(1.22)%	(0.89)%
Portfolio turnover rate	47	% (H)	30%	9%	13%		54%	19%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower in 2019.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.17	% (I)	2.17%	2.18%
Expenses, net waiver and reimbursement (C)	2.17	% (I)	2.17%	2.18%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.92	% (I)	2.92%	2.93%
Expenses, net waiver and reimbursement (C)	2.92	% (I)	2.91%	2.93%

(G)	Amount is less than $0.005.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

Class C-1
For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Period Ended
December 31, 2023	June 30, 2023	June 30, 2022	June 30, 2021 (A)
(Unaudited)
Net asset value, beginning of year/period	$34.00	$36.01	$35.55	$27.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (B)	0.11	—	(H)	(0.63)	(0.20)
Net realized and unrealized gain on investments	0.12	0.62	1.09	9.30
Total from investment operations	0.23	0.62	0.46	9.10

LESS DISTRIBUTIONS:
From net investment income	(0.35)	(1.34)	—	(0.92)
From return of capital	—	—	—	(0.00	) (H)
From net realized gains on investments	(0.15)	(1.29)	—	—
Total distributions	(0.50)	(2.63)	—	(0.92)

Net asset value, end of year/period	$33.73	$34.00	$36.01	$35.55

Total return (C)	0.63	% (D)	1.79%	1.29%	33.93	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$32,331	$28,127	$5,375	$882
Ratios to average net assets (Including interest expense)
Expenses, before waiver and reimbursement (E,I)	2.93	% (F)	2.92%	2.95%	2.95	% (F)
Expenses, net waiver and reimbursement (E,I)	2.93	% (F)	2.92%	2.95%	2.95	% (F)
Net investment income (loss), before waiver and reimbursement (E,G)	0.62	% (F)	(0.01)%	(1.78)%	(0.83	)% (F)
Net investment income (loss), net waiver and reimbursement (E,G)	0.62	% (F)	(0.01)%	(1.78)%	(0.83	)% (F)
Portfolio turnover rate	47	% (D)	30%	9%	13	% (D)

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2023	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
(Unaudited)
Net asset value, beginning of year/period	$35.45	$37.25	$36.41	$27.78	$32.23	$31.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.29	0.29	(0.35)	(0.38)	(0.07)	0.04
Net realized and unrealized gain (loss) on investments	0.14	0.70	1.19	10.33	(2.70)	1.90
Total from investment operations	0.43	0.99	0.84	9.95	(2.77)	1.94

LESS DISTRIBUTIONS:
From net investment income	(0.64)	(1.50)	—	(1.32)	(1.68)	(0.53)
From return of capital	—	—	—	(0.00	) (H)	—	—
From net realized gains on investments	(0.15)	(1.29)	—	—	—	(0.47)
Total distributions	(0.79)	(2.79)	—	(1.32)	(1.68)	(1.00)

Net asset value, end of year/period	$35.09	$35.45	$37.25	$36.41	$27.78	$32.23

Total return (C)	1.15	% (D)	2.77%	2.31%	36.78%	(9.25)%	6.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,367,406	$5,222,008	$3,334,146	$2,377,768	$2,476,317	$4,096,347
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,J)	1.93	% (F)	1.92%	1.95%	1.97%	1.94%	1.94%
Expenses, net waiver and reimbursement (E,J)	1.93	% (F)	1.92%	1.95%	1.97%	1.94%	1.93%
Net investment income (loss), before waiver and reimbursement (E,G)	1.58	% (F)	0.79%	(0.95)%	(1.21)%	(0.22)%	0.11%
Net investment income (loss), net waiver and reimbursement (E,G)	1.58	% (F)	0.79%	(0.95)%	(1.21)%	(0.22)%	0.12%
Portfolio turnover rate	47	% (D)	30%	9%	13%	54%	19%

(A)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 shares commenced operations on October 30, 2020.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Annualized.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Amount is less than $0.005.

(I)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	2.92	% (F)	2.91%	2.93%
Expenses, net waiver and reimbursement (E)	2.92	% (F)	2.91%	2.93%

(J)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	1.92	% (F)	1.92%	1.93%
Expenses, net waiver and reimbursement (E)	1.92	% (F)	1.92%	1.93%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2023	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
(Unaudited)
Net asset value, beginning of year/period	$8.77	$8.44	$11.24	$9.64	$9.87	$10.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.13	0.12	(0.02)	0.01	0.08	0.09
Net realized and unrealized gain (loss) on investments	0.40	0.27	(1.06)	1.78	0.28	0.34
Total from investment operations	0.53	0.39	(1.08)	1.79	0.36	0.43

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.06)	—	(0.04)	(0.09)	(0.09)
From net realized gains on investments	—	—	(1.72)	(0.15)	(0.50)	(0.77)
Total distributions	(0.21)	(0.06)	(1.72)	(0.19)	(0.59)	(0.86)

Net asset value, end of year/period	$9.09	$8.77	$8.44	$11.24	$9.64	$9.87

Total return (B)	6.07	% (I)	4.60%	(11.85)%	18.71%	3.51%	5.01	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,209	$13,444	$20,599	$23,714	$17,787	$16,053
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	2.08	% (J)	2.05%	1.81%	1.83%	2.03%	2.27%
Expenses, net waiver and reimbursement (D,F)	1.50	% (J)	1.55%	1.48%	1.48%	1.54%	1.55%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	2.41	% (J)	0.89%	(0.50)%	(0.27)%	0.28%	0.19%
Net investment income (loss), net waiver and reimbursement (F,G)	3.00	% (J)	1.39%	(0.17)%	0.08%	0.77%	0.91%
Portfolio turnover rate	0	% (I)	111%	77%	32%	138%	137%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2023	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
(Unaudited)
Net asset value, beginning of year/period	$8.48	$8.17	$11.01	$9.48	$9.74	$10.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10	0.05	(0.09)	(0.07)	0.00	(H)	0.01
Net realized and unrealized gain (loss) on investments	0.38	0.26	(1.03)	1.75	0.28	0.34
Total from investment operations	0.48	0.31	(1.12)	1.68	0.28	0.35

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.00	) (H)	—	—	(0.04)	(0.05)
From net realized gains on investments	—	—	(1.72)	(0.15)	(0.50)	(0.77)
Total distributions	(0.13)	(0.00	) (H)	(1.72)	(0.15)	(0.54)	(0.82)

Net asset value, end of year/period	$8.83	$8.48	$8.17	$11.01	$9.48	$9.74

Total return (B)	5.72	% (I)	3.81%	(12.51	)% (C)	17.86	% (C)	2.67%	4.23	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,450	$4,084	$4,348	$4,720	$3,337	$1,530
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	2.83	% (J)	2.80%	2.56%	2.58%	2.78%	3.02%
Expenses, net waiver and reimbursement (E,F)	2.25	% (J)	2.30%	2.23%	2.23%	2.29%	2.30%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	1.69	% (J)	0.16%	(1.25)%	(1.02)%	(0.52)%	(0.61)%
Net investment income (loss), net waiver and reimbursement (F,G)	2.27	% (J)	0.66%	(0.92)%	(0.67)%	(0.03)%	0.11%
Portfolio turnover rate	0	% (I)	111%	77%	32%	138%	137%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense) (Class A)

Expenses, before waiver and reimbursement	2.06	% (J)	1.98%	1.81%	1.83%	1.97%	2.19%
Expenses, net waiver and reimbursement	1.48	% (J)	1.48%	1.48%	1.48%	1.48%	1.47%

(E)	Ratios to average net assets (excluding dividend and interest expense) (Class C)

Expenses, before waiver and reimbursement	2.81	% (J)	2.73%	2.56%	2.58%	2.72%	2.94%
Expenses, net waiver and reimbursement	2.23	% (J)	2.23%	2.23%	2.23%	2.23%	2.22%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Less than 0.01 per share.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019
	(Unaudited)
Net asset value, beginning of year/period	$8.84		$8.52	$11.32		$9.70		$9.93	$10.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.13	0.01		0.03		0.09	0.12
Net realized and unrealized gain (loss) on investments	0.41		0.28	(1.08)		1.80		0.29	0.34
Total from investment operations	0.55		0.41	(1.07)		1.83		0.38	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.09)	(0.01)		(0.06)		(0.11)	(0.12)
From net realized gains on investments	—		—	(1.72)		(0.15)		(0.50)	(0.77)
Total distributions	(0.23)		(0.09)	(1.73)		(0.21)		(0.61)	(0.89)

Net asset value, end of year/period	$9.16		$8.84	$8.52		$11.32		$9.70	$9.93

Total return (B)	6.29	% (G)	4.83%	(11.70	)% (C)	19.07	% (C)	3.74%	5.27	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$15,927		$23,466	$50,313		$60,463		$32,703	$13,629
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	1.83	% (H)	1.80%	1.56%		1.58%		1.78%	2.02%
Expenses, net waiver and reimbursement (D,E)	1.25	% (H)	1.30%	1.23%		1.23%		1.29%	1.30%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (E,F)	2.67	% (H)	1.09%	(0.26)%		(0.04)%		0.46%	0.44%
Net investment Income, net waiver and reimbursement (E,F)	3.25	% (H)	1.59%	0.07%		0.31%		0.95%	1.16%
Portfolio turnover rate	0	% (G)	111%	77%		32%		138%	137%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividend. Had the manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	1.81	% (H)	1.73%	1.56%	1.58%	1.72%	1.94%
Expenses, net waiver and reimbursement (E)	1.23	% (H)	1.23%	1.23%	1.23%	1.23%	1.22%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2023	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-six series. Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations on December 28, 2023. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst/Millburn Dynamic Commodity Strategy	Millburn Ridgefield Corp.	Long term capital appreciation.
(“Dynamic Commodity” )
Catalyst/Warrington Strategic Program	Warrington Asset	Long term capital appreciation
(“Warrington” )	Management, LLC
Catalyst Systematic Alpha		Long term capital appreciation
(“Systematic Alpha” )
Catalyst/Aspect Enhanced Multi-Asset	Aspect Capital Limited	Long term capital appreciation
(“Enhanced Multi-Asset” )
Catalyst Nasdaq-100 Hedged Equity Fund	Equity Armor Investments, LLC	Long term capital appreciation
(“Hedged Equity” )
Catalyst/Millburn Hedge Strategy	Millburn Ridgefield Corp.	Long-term capital appreciation.
(“Millburn Hedge Strategy” )
Catalyst Buffered Shield	Exceed Advisory LLC	Long-term capital appreciation
(“Buffered Shield” )

Enhanced Multi-Asset is a non-diversified series of the Trust. All other Funds are diversified series of the Trust. The Millburn Hedge Strategy and Buffered Shield Funds are “fund of funds”, in that it generally invest in other investment companies.

Currently, each Fund offers Class A, Class C and Class I shares and Millburn Hedge Strategy also offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023, for each Fund’s assets and liabilities measured at fair value.

Dynamic Commodity
Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,550,919	$—	$—	$5,550,919
U.S. Government & Agencies	—	2,069,474	—	2,069,474
Short-Term Investment	2,346,791	—	—	2,346,791
Total Assets	$7,897,710	$2,069,474	$—	$9,967,184
Derivatives
Assets
Futures Contracts(b)	$58,252	$—	$—	$58,252
Liabilities
Future Contracts(b)	(73,049)	—	—	(73,049)
Total Derivatives	$(14,797)	$—	$—	$(14,797)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

Warrington
Assets (a)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$35,995,409	$64,798,751	$—	$100,794,160
Put Options Purchased	84,965	—	—	84,965
Total Assets	$36,080,374	$64,798,751	$—	$100,879,125
Derivatives(a)
Liabilities
Put Options Written	$(77,880)	$—	$—	$(77,880)
Total Derivatives	$(77,880)	$—	$—	$(77,880)

Systematic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$667,013	$—	$667,013
Corporate Bonds	—	209,106,258	—	209,106,258
Short-Term Investments	21,264,676	69,650,785	—	90,915,461
Total Assets	$21,264,676	$279,424,056	$—	$300,688,732
Derivative
Liabilities
Total Return Swap(b)	—	$(170,605)	$—	(170,605)
Total Liabilities	$—	$(170,605)	$—	$(170,605)

Hedged Equity
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,350,522	$—	$—	$12,350,522
Exchange-Traded Fund	2,315,426	—	—	2,315,426
Money Market Fund	380,193	—	—	380,193
Future Options Purchased	66,001	—	—	66,001
Total	$15,112,142	$—	$—	$15,112,142
Collateral for Securities Loaned (c)				4,467,107
Total Assets				19,579,249
Derivatives (a)
Assets
Futures Contracts(b)	$70,478	$—	$—	$70,478
Liabilities
Futures Contracts(b)	$(96,954)	$—	$—	$(96,954)
Future Options Written	(11,632)	—	—	(11,632)
Total Derivatives	$(38,108)	$—	$—	$(38,108)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

Millburn Hedge Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,203,026,239	$—	$—	$3,203,026,239
U.S. Government & Agencies	—	2,110,943,506	—	2,110,943,506
Short-Term Investment	615,760,788	—	—	615,760,788
Total Assets	$3,818,787,027	$2,110,943,506	$—	$5,929,730,533
Derivatives
Assets
Futures Contracts (b)	$40,173,547	$—	$—	$40,173,547
Forward Foreign Currency Contracts (b)	—	134,518,233	—	134,518,233
Liabilities
Futures Contracts (b)	$(78,675,490)	$—	$—	$(78,675,490)
Forward Foreign Currency Contracts (b)	—	(175,429,829)	—	(175,429,829)
Total Derivatives	$(38,501,943)	$(40,911,596)	$—	$(79,413,539)

Buffered Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$23,796,172	$—	$—	$23,796,172
Call Options Purchased	2,742,726	726,720	—	3,469,446
Put Options Purchased	138,420	—	—	138,420
Total Assets	$26,677,318	$726,720	$—	$27,404,038
Derivatives
Liabilities (a)
Call Options Written	$(826,400)	$—	$—	$(826,400)
Put Options Written	(268,274)	—	—	(268,274)
Total Liabilities	$(1,094,674)	$—	$—	$(1,094,674)

The Funds did not hold any Level 3 securities during the year.

(a)	Refer to the Schedule of Investments for security details.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

(c)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

b) Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended Decemmber 31, 2023, Warrington, Hedged Equity and Buffered Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended December 31, 2023, Dynamic Commodity, Warrington, Hedged Equity and Millburn Hedge Strategy invested in futures.

Swap Agreements – Systematic Alpha has entered into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Forward Currency Contracts – A Fund may enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency transactions in the Statements of Operations.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Consolidation of Subsidiaries – CHCSF Fund Limited (Dynamic Commodity-CFC), CSACS Fund Limited (Systematic – CFC), CMHSF Fund Limited (Millburn-CFC) the (“CFCs”) The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Dynamic Commodity, Systematic Alpha, and Millburn Hedge Strategy, which include the accounts of Dynamic Commodity-CFC, Systematic-CFC, and Millburn-CFC respectively, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds investment objectives and policies.

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2023	December 31, 2023
Dynamic Commodity – CFC	6/25/2015	$ 1,636,285	15.59%
Systematic – CFC	12/19/2017	72,254,131	23.55%
Millburn Hedge Strategy - CFC	11/2/2015	1,018,740,340	16.39%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Derivatives Risk – The use of derivative instruments, such as forwards, futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Counterparty Risk – Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2023, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Dynamic Commodity
	Futures	Commodity	Futures unrealized appreciation	$58,252
	Futures	Commodity	Futures unrealized depreciation	$(73,049)
			Totals	$(14,797)

Warrington
	Put options purchased	Equity	Investments in securities, at value	$84,965
	Put options written	Equity	Options written, at value	(77,880)
			Totals	$7,085

Systematic Alpha
	Swap Contracts	Commodity/Interest *	Unrealized depreciation on swaps	$(170,605)
			Totals	$(170,605)

*	The risk types relates to the positions in the underlying index, which are included within the Schedule of Investments.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Hedged Equity
	Futures Contracts	Equity	Futures unrealized appreciation	$70,478
	Futures Contracts	Equity	Futures unrealized depreciation	(96,954)
			Totals	$(26,476)

	Put Options Purchased	Equity	Investments in securities, at value	$66,001
	Call Options Written	Equity	Options written, at value	$(7,425)
	Put Options Written	Equity	Options written, at value	(4,207)
			Totals	$54,369

Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$7,822,236
	Futures Contracts	Currency	Futures unrealized appreciation	1,155,829
	Futures Contracts	Equity	Futures unrealized appreciation	11,960,408
	Futures Contracts	Interest Rate	Futures unrealized appreciation	19,235,074
			Totals	$40,173,547

	Futures Contracts	Commodity	Futures unrealized depreciation	$(41,266,160)
	Futures Contracts	Currency	Futures unrealized depreciation	(1,810,632)
	Futures Contracts	Equity	Futures unrealized depreciation	(1,752,176)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(33,846,522)
			Totals	$(78,675,490)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on
			forward currency exchange contracts	$134,518,233
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on
			forward currency exchange contracts	(175,429,829)
			Totals	$(40,911,596)
Buffered Shield
	Call options purchased	Equity	Investments in securities, at value	$3,469,446
	Put options purchased	Equity	Investments in securities, at value	138,420
	Call options written	Equity	Options written, at value	(826,400)
	Put options written	Equity	Options written, at value	(268,274)
			Totals	$2,513,192

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2023, were as follows:

				Realized and unrealized
				gain (loss) on
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	derivatives
	Dynamic Commodity
	Futures	Commodity	Net realized loss on futures	$(72,755)
	Futures	Commodity	Net change in unrealized depreciation on futures	(85,930)
			Totals	$(158,685)
	Warrington
	Options purchased	Equity	Net realized loss from options purchased	$(9,407,875)
	Options written	Equity	Net realized gain from options written	10,736,903
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	411,815
	Options written	Equity	Net change in unrealized depreciation on options written	(263,270)
			Totals	$1,477,573
	Systematic Alpha
	Swap Contracts	Commodity	Net realized gain from swaps	$6,805,185
	Swap Contracts	Commodity	Net change in unrealized depreciation on swaps	(5,692,704)
			Totals	$1,112,481
	Hedged Equity
	Options purchased	Equity	Net realized loss from options purchased	$(764,754)
	Options written	Equity	Net realized gain from options written	69,518
	Futures	Equity	Net realized gain from futures	160,621
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(84,862)
	Options written	Equity	Net change in unrealized appreciation on options written	13,613
	Futures	Equity	Net change in unrealized appreciation on futures	262,850
			Totals	$(343,014)
	Millburn Hedge Strategy
	Futures	Commodity	Net realized gain from futures	$123,728,332
		Currency	Net realized loss from futures	(1,758,245)
		Equity	Net realized loss on futures	(70,074,939)
		Interest Rate	Net realized gain from futures	31,791,458
			Totals	$83,686,606

	Forward Contracts	Currency	Net realized loss on foreign currency transactions	$(94,242,840)

	Futures	Commodity	Net change in unrealized depreciation on futures	(42,578,538)
		Currency	Net change in unrealized depreciation on futures	(5,607,081)
		Equity	Net change in unrealized depreciation on futures	(4,346,994)
		Interest Rate	Net change in unrealized depreciation on futures	(85,934,750)
			Totals	$(138,467,363)

	Forward Contracts	Currency	Net change in unrealized depreciation on foreign currency translations	$(48,535,604)
	Buffered Shield
	Options purchased	Equity	Net realized loss from options purchased	$(356,711)
	Options written	Equity	Net realized gain from options written	787,563
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	782,929
	Options written	Equity	Net change in unrealized depreciation on options written	(93,599)
			Totals	$1,120,182

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

The notional value of derivative instruments outstanding as of December 31, 2023, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2023:

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Dynamic Commodity	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Pledged	Received (2)	Net Amount
Description of Asset:
Futures Contracts	Goldman Sachs	$58,252		$(58,252)	$—	—	$—	$—
Total		$58,252		$(58,252)	$—	—	$—	$—

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Description of Liability:
Futures Contracts	Goldman Sachs	$(73,049)		$58,252	$(14,797)	—	$14,797	$—
Total		$(73,049)		$58,252	$(14,797)	—	$14,797	$—

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Warrington	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Pledged	Received (2)	Net Amount
Description of Asset:
Options Purchased Contracts	ADM	$67,715		$(67,715)	$—	$—	$—	$—
Options Purchased Contracts	StoneX	17,250		(17,250)	—	—	—	—
Total		$84,965		$(84,965)	$—	$—	$—	$—

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Options Written Contracts	ADM	$(61,380)		$67,715	$6,335	$—	$(6,335)	$—
Options Written Contracts	StoneX	(16,500)		17,250	750	—	(750)	—
Total		$(77,880)		$84,965	$7,085	$—	$(7,085)	$—

Systematic Alpha
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged	Received (2)	Net Amount
Total Return Swap	BNP Paribas	$(170,605	)(1)	$—	$(170,605)	$—	$—	$(170,605)
Total		$(170,605)		$—	$(170,605)	$—	$—	$(170,605)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

Hedged Equity
		Gross Amounts of	Derivatives available		Financial	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Instruments	Received (2)	Net Amount
Futures Contracts	Wedbush	$70,478	$(70,478)	$—	$—	$—	$—
Future Options	Wedbush	66,001	(11,632)	54,369	—	—	54,369
Total		$136,479	$(82,110)	$54,369	$—	$—	$54,369

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Futures Contracts	Wedbush	$(96,954)	$70,478	$(26,476)	$—	$26,476	$—
Future Options	Wedbush	(11,632)	11,632	$—	—	—	$—
Total		$(108,586)	$82,110	$(26,476)	$—	$26,476	—

Millburn Hedge Strategy
					Financial
		Gross Amounts of	Derivatives available		Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Pledged	Received	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$4,330,324	$(20,817,323)	$(16,486,999)	$—	$—	$(16,486,999)
Futures Contracts	Deutsche Bank	6,973,763	(11,524,448)	(4,550,685)	—	—	(4,550,685)
Futures Contracts	Goldman Sachs	28,869,460	(46,333,719)	(17,464,259)	—	—	(17,464,259)
Forward Contracts	Bank of America Merrill Lynch	72,073,332	(97,798,028)	(25,724,696)	—	—	(25,724,696)
Forward Contracts	Deutsche Bank	62,444,901	(77,461,233)	(15,016,332)	—	—	(15,016,332)
Total		$174,691,780	$(253,934,751)	$(79,242,971)	$—	$—	$(79,242,971)

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$(20,817,323)	$20,817,323	$—	$—	$—	$—
Futures Contracts	Deutsche Bank	(11,524,448)	11,524,448	—	—	—	—
Futures Contracts	Goldman Sachs	(46,333,719)	46,333,719	—	—	—	—
Forward Contracts	Bank of America Merrill Lynch	(97,798,028)	97,798,028	—	—	—	—
Forward Contracts	Deutsche Bank	(77,461,233)	77,461,233	—	—	—	—
Total		$(253,934,751)	$253,934,751	$—	$—	$—	$—

Buffered Shield
		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Asset:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Received (2)	Net Amount
Options Purchased Contracts	StoneX	$3,607,866	$(1,094,674)	$2,513,192	$—	$—	$2,513,192
Total		$3,607,866	$(1,094,674)	$2,513,192	$—	$—	$2,513,192

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged	Pledged (2)	Net Amount
Options Written Contracts	StoneX	$(1,094,674)	$1,094,674	$—	$—	$—	$—
Total		$(1,094,674)	$1,094,674	$—	$—	$—	$—

(1)	Value as presented in the Schedule of Investments.

(2)	Excess collateral is not shown on this table.

c)	Deposits with Broker for futures and options

Fund	Broker	Deposit with Broker
Dynamic Commodity	Goldman Sachs	$575,763
Warrington	ADM	13,867,598
	StoneX	1,951,371
	Rosenthal Collins Group	880
Hedged Equity	Wedbush	1,239,612
Millburn Hedge Strategy	Bank of America Merrill Lynch	37,687,213
	Deutsche Bank	45,225,262
	Goldman Sachs	119,551,567
Buffered Shield	StoneX	7,658

d) Investment Companies – Hedged Equity, Millburn Hedge Strategy and Buffered Shield concentrate their investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the advisor and/or sub-advisor expect the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

e) Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2023, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2023, the Funds did not incur any interest or penalties. As required, the Funds’ officers have analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years or periods ended 2021-2023 for the Funds) or expected to be taken in 2024 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h) Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Dynamic Commodity	Annually	Annually
Warrington	Annually	Annually
Systematic Alpha	Monthly	Annually
Enhanced Multi-Asset	Annually	Annually
Hedged Equity	Annually	Annually
Millburn Hedge Strategy	Annually	Annually
Buffered Shield	Annually	Annually

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

j) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k) Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l) Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 shares for certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2023, there were no CDSC fees paid by the shareholders of Dynamic Commodity, Warrington, Systematic Alpha, Enhanced Multi-Asset, Hedged Equity, and Buffered Shield.

m) Forward Exchange Contracts – Millburn Hedge Strategy has entered into a foreign exchange contract agreement with Bank of America Merrill Lynch and Deutsche Bank as a part of its investment strategy. When executing forward contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, forward exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

n) Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

o) Distributions from REITS – Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Dynamic Commodity	$6,578,585	$7,626,361	$—	$—
Warrington	—	—	—	—
Systematic Alpha	149,229,303	—	—	—
Enhanced Multi-Asset	—	—	—	—
Hedged Equity	4,172,507	1,438,766	—	—
Millburn Hedge Strategy	1,558,008,082	1,438,324,239	1,194,982,463	1,910,742,995
Buffered Shield	—	15,117,391	—	—

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment advisor for the Funds pursuant to the terms of a investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, except the Dynamic Commodity and Millburn Hedge Strategy Funds, each pay its sub-advisor on behalf of the Advisor.

The Advisor and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory and litigation expenses) do not exceed the limitation shown in the table below, and is based on the Funds’ average daily net assets.

For the six months ended December 31, 2023, the Advisor waived management fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

							Investment
	Investment						Advisory Waived/
	Advisory	Expense Limitation					Expenses
Fund	Fee	Cl A	Cl C	CL I	C-1	Expires	Reimbursed
Dynamic Commodity	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2024	$84,002
Warrington	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2024	59,929
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	N/A	10/31/2024	—
Enhanced Multi-Asset	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2025	1,476
Nasdaq-100	1.25%	1.74%	2.49%	1.49%	N/A	10/31/2024	65,770
Millburn Hedge Strategy	1.75%	N/A	N/A	N/A	N/A	N/A	—
Buffered Shield	1.25%	1.48%	2.23%	1.23%	N/A	10/31/2024	108,490

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

	Recapture Expires
	June 30,
Fund	2024	2025	2026
Dynamic Commodity	$127,495	$174,001	$151,605
Warrington	—	44,482	68,573
Systematic Alpha	107,610	134,001	122,949
Enhanced Multi-Asset	N/A	N/A	N/A
Nasdaq-100	131,835	123,326	134,268
Millburn Hedge Strategy	N/A	N/A	N/A
Buffered Shield	244,502	304,113	241,278

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and C-1 shares. Catalyst Mutual Funds Distributors, LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutual Funds Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund, MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund an affiliate of the Manager, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2023 the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Dynamic Commodity	$2,478	$3,732	N/A
Warrington	19,634	64,375	N/A
Systematic Alpha	21,672	24,710	N/A
Enhanced Multi-Asset	—	—	N/A
Nasdaq-100	783	6,969	N/A
Millburn Hedge Strategy	576,936	1,885,468	152,107
Buffered Shield	16,150	18,338	N/A

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Commodity	$10,655,068	$574,201	$(1,276,882)	$(702,681)
Warrington	99,999,039	252,186	627,900	880,086
Systematic Alpha	299,666,373	390,511,011	(389,488,652)	1,022,359
Enhanced Multi-Asset	—	—	—	—
Nasdaq-100	17,819,917	2,418,491	(697,267)	1,721,224
Millburn Hedge Strategy	5,313,697,370	800,669,855	(184,636,692)	616,033,163
Buffered Shield	25,604,023	2,346,754	(1,641,413)	705,341

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2023 and June 30, 2022 was as follows:

For year ended	Ordinary	Long-Term
6/30/2023	Income	Capital Gains	Total
Dynamic Commodity	$3,376,091	$—	$3,376,091
Warrington	1,435,202	—	1,435,202
Systematic Alpha	454,608	—	454,608
Income and Multi Strategy	367,637	—	367,637
Hedged Equity	236,207	81,764	317,971
Millburn Hedge Strategy	293,293,273	103,281,168	396,574,441
Buffered Shield	349,377	—	349,377

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

For year ended	Ordinary	Long-Term
6/30/2022	Income	Capital Gains	Total
Dynamic Commodity	$—	$—	$—
Warrington	—	—	—
Systematic Alpha	263,151	—	263,151
Income and Multi Strategy	201,688	—	201,688
Hedged Equity	—	49,228	49,228
Millburn Hedge Strategy	—	—	—
Buffered Shield	14,399,757	56,665	14,456,422

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dynamic Commodity	$—	$—	$(458,288)	$—	$—	$(823,073)	$(1,281,361)
Warrington	—	—	—	(998,445,608)	—	(172,001)	(998,617,609)
Systematic Alpha	736,293	—	—	(230,513)	—	5,143,242	5,649,022
Income and Multi Strategy	—	—	(324,239)	(165,933)	—	(378,146)	(868,318)
Hedged Equity	—	—	(487,646)	(318,308)	—	557,490	(248,464)
Millburn Hedge Strategy	—	—	(256,586,956)	—	—	506,974,855	250,387,899
Buffered Shield	263,947	—	—	(11,129,364)	(2,026,387)	(1,217,384)	(14,109,188)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on non-equity options, future contracts and forward foreign currency contracts, deemed dividend distributions, foreign tax passthrough basis adjustments and tax adjustments for partnerships. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses). In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Dynamic Commodity	$13,620
Warrington	—
Systematic Alpha	—
Income and Multi Strategy	—
Hedged Equity	42,383
Millburn Hedge Strategy	8,221,894
Buffered Shield	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Dynamic Commodity	$444,668
Warrington	—
Systematic Alpha	—
Income and Multi Strategy	324,239
Hedged Equity	445,263
Millburn Hedge Strategy	248,365,062
Buffered Shield	—

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

At June 30, 2023, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as well as capital loss carryforwards utilized as follows:

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Dynamic Commodity	$—	$—	$—	$—
Warrington	397,123,408	601,322,200	998,445,608	4,451,519
Systematic Alpha	230,513	—	230,513	—
Income and Multi Strategy	165,933	—	165,933	10,093
Hedged Equity	273,403	44,905	318,308	—
Millburn Hedge Strategy	—	—	—	103,660,051
Buffered Shield	7,692,539	3,436,825	11,129,364	—

During the fiscal period ended June 30, 2023, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, non-deductible expenses, accumulated losses from the Funds’ wholly owned subsidiaries, equalization credits and distributions in excess resulted in reclassifications for the Funds for the fiscal year ended June 30, 2023 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Dynamic Commodity	$(2,764,063)	$2,764,063
Warrington	$(538,255)	$538,255
Systematic Alpha	$12,037	$(12,037)
Income and Multi Strategy	$(33,346)	$33,346
Hedged Equity	$(38,152)	$38,152
Millburn Hedge Strategy	$(348,703,211)	$348,703,211
Buffered Shield	—	—

(6)	LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2023, Dynamic Commodity, Warrington, Enhanced Multi-Asset and Millburn Hedge Strategy did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of Days	Interest	Average	Borrowings
	Outstanding	Outstanding	Expense (1)	Interest Rate	12/31/2023
Dynamic Commodity	$—	$—	$—	—	$—
Warrington	—	—	—	—	—
Systematic Alpha	—	—	—	—	—
Enhanced Multi-Asset	—	—	—	—	—
Hedged Equity	317,312	97	7,259	8.49%	—
Millburn Hedge Strategy	—	—	—	—	—
Buffered Shield	390,187	21	1,926	8.47%	—

(1)	Includes only Interest Expense for the six months ended December 31, 2023 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

The performance of Buffered Shield will be directly affected by the performance of the iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF. The performance of Warrington will be directly affected by the performance of the First American Treasury Obligations Fund, Class X. The financial statements of the iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF, Vanguard Short-Term Corporate Bond ETF and First American Treasury Obligations Fund, Class X, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2023, the percentage of Buffered Shield’s net assets invested in iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF were 34.5%, 24.6% and 30.5%, respectively. The percentage of Warrington’s net assets invested in First American Treasury Obligations Fund, Class X were 30.9%.

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with US Bank NA. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Fund’s collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2023:

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral (1)	Investment Income
Hedged Equity	$4,363,004	$4,467,107	5.37%

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrow er: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

The below table shows the collateral held by each Fund at the period ended December 31, 2023.

Gross Amounts Not Offset in the
Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Liabilities	Liabilities	& Liabilities	Instruments	Pledged	Net Amount
Hedged Equity
Liabilities
Securities Loaned	US Bank	$(4,467,107)	$—	$(4,467,107)	$4,467,107	$—	$—

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2023	SEMI-ANNUAL REPORT

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dynamic		Systematic	Enhanced	Hedged	Buffered
Owner (1)	Commodity	Warrington	Alpha	Multi-Asset	Equity	Shield
Charles Schwab	—	—	35%	—	58%	39%
National Financial Services LLC	—	37%	—	—	—	—
Aspect Capital Limited	—	—	—	99%	—	—
LPL Financial	50%	—	27%	—	—	—

(1)	These owners are comprised of multiple investors and accounts.

(10)	LITIGATION

On January 27, 2020, CCA and its chief executive officer (collectively, “Catalyst”) reached a settlement with the SEC to resolve allegations in connection with its investigation of risk disclosures related to Catalyst Hedged Futures Strategy Fund (the “Fund”) and Catalyst’s management of the Fund.

Under the terms of the SEC’s cease-and-desist order (“SEC Order”), pursuant to which Catalyst neither admitted nor denied any of the allegations contained therein, CCA agreed to pay a total of $8,908,481 as a rebate of advisory fees and prejudgment interest plus $1.3 million in civil monetary penalties, and its chief executive officer agreed to pay $300,000 in civil monetary penalties.

Pursuant to the terms of the SEC Order, an account was established for the pro-rata distribution of the $10,508,481 in disgorgement of advisory fees, prejudgment interest and civil monetary penalties to the Fund’s shareholders between December 1, 2016 and February 28, 2017 based on each shareholder’s pro rata advisory fees paid during the period. The calculation of these disbursements and the amount paid to each affected shareholder will be submitted to, reviewed and approved by the SEC staff in accordance with the SEC Order. The foregoing is a summary of the SEC Order. A copy of the SEC Order and the distribution plan are available at https://www.sec.gov/litigation/admin/2020/ia-5436.pdf.

Accordingly, CCA Deposited $10,508,481 in an escrow account in the Fund’s name to be distributed to the affected shareholders. As of December 31, 2023, the remaining pro-rata distribution is shown in the Fund’s Statement of Assets and Liabilities as an offsetting Asset and Liability. The amount is held in cash in a segregated account and the CCA does not use this balance for trading activities, nor receives additional management fees.

(11)	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

(12)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

Approval of the Advisory Agreement between the Trust and Catalyst Capital Advisors, LLC; and the Sub-Advisory Agreement between Catalyst and Aspect Capital Limited with respect to Catalyst/Aspect Enhanced Multi-Asset Fund.

At a meeting held on August 14 and 29, 2023, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, each an “Independent Trustee” and collectively the “Independent Trustees”) discussed and considered the proposed advisory agreement (the “Advisory Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”); and considered the proposed Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Catalyst and Aspect Capital Limited (“Aspect”) with respect to Catalyst/Aspect Enhanced Multi-Asset Fund (“Enhanced MA”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services to be provided to Enhanced MA, comparative fee and expense information, and profitability from managing Enhanced MA. The Board also examined Aspect’s responses to the same questions. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the Sub-Advisory Agreement, and the weight to be given to each factor considered.

The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the Advisory Agreement and the Sub-Advisory Agreement.

Advisory Agreement

Nature, Extent and Quality of Services. The Board considered its significant experience with Catalyst as advisor to other series of the Trust, and its strong working relationship with Catalyst and its personnel. It noted that Catalyst would monitor the sub-advisor, review the portfolio on a regular basis, provide derivative risk advisory services, and actively work with the Trust’s chief compliance officer to monitor for regulatory compliance. The Board discussed Catalyst’s risk management team and the effectiveness of the compliance program. After discussion, the Board concluded that Catalyst had the potential to provide high quality services to Enhanced MA and its shareholders.

Performance. The Board noted that the sub-advisor would be primarily responsible for the day-to-day management of the Enhanced MA portfolio. The Board noted that Catalyst had demonstrated the ability to successfully oversee and manage sub-advisors. The Board acknowledged that Catalyst had successfully run funds with similar complex strategies and shown its ability to ensure compliance with regulatory requirements and performance consistent with the product objective. The Board discussed that it was confident that Catalyst would provide value to shareholders as advisor to Enhanced MA.

Fees and Expenses. The Board noted that the 1.75% advisory fee for Enhanced MA was within the range of fees of its peer group. They discussed the average and range of fees in three relevant Morningstar categories and noted that the highest fee in the Systemic Trend category was a unified fee which created an outlier in the data. The Board acknowledged that when including the impact of the expense limitation agreement, the net estimated expense ratio was 1.99% which was well within the range of the peer group

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2023

net expenses. The Board discussed the allocation of fees and responsibilities between Catalyst and Aspect as the sub-advisor and agreed that the allocation was appropriate given Aspect’s responsibilities. The Board concluded that the proposed advisory fee for Enhanced MA was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by Catalyst and noted that it anticipated realizing a reasonable profit in connection with its relationship with Enhanced MA during the first two years of the Advisory Agreement. The Board discussed that the profitability analysis reflected Catalyst’s agreement that the sub-advisor receive a higher percent of fees on the capital it was investing in the Fund. The Board considered that the projected level of profit appeared to be within industry averages. After discussion, the Board agreed that the projected profits were modest and not excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of Enhanced MA and discussed potential breakpoints. The Board also considered the comments from the Catalyst representative that it was too early to determine breakpoints because breakeven levels continued to increase based on initial and ongoing operating costs but that it could be revisited in the future. The Board acknowledged rising operating costs and noted that even without a breakpoint, the fees were within the peer group. The Board noted material economies were not anticipated to be reached during the initial period of the Advisory Agreement and agreed that the matter of economies of scale would be revisited at the time of the Advisory Agreement’s renewal if Enhanced MA’s size materially increased.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure for Enhanced MA was reasonable, and that approval of the Advisory Agreement was in the best interests of Enhanced MA and its future shareholders.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. The Board observed that the key personnel from Aspect had extensive experience in the industry. The Board commented on the importance of the Chief Risk Officer, who had been at Aspect since 2005 and had a strong background in risk management. The Board discussed that Aspect would be responsible for the implementation of Enhanced MA’s investment strategy including research, the determination of investment decisions, risk management, and execution of transactions for Enhanced MA. The Board remarked that Aspect would utilize a four-part quantitative and systematic approach in the investment process that was intended to dynamically control risk in each component of the portfolio to improve the overall risk-adjusted returns. The Board agreed that Aspect had the experience and resources necessary to provide quality services to Enhanced MA.

Performance. The Board reviewed the performance information presented by Aspect from a blended product designed to be used as a proxy for the proposed fund. The Board considered the 20.22% 1-year, 27.32% 3-year, 20.13% 5-year, and 17.19% 10-year returns were strong on an absolute basis. The Board discussed that the historical returns for the S&P 500 for those time periods were 19.59%, 14.60%, 12.31%, and 12.86% respectively. The Board noted that the performance information was hypothetical because Aspect did not manage a blended product that included the 60/40 component that will be included in Enhanced MA. The Board concluded that Aspect has the potential to provide favorable returns to future shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2023

Fees and Expenses. The Board noted that Aspect would receive 50% of the 1.75% net asset advisory fee for Enhanced MA but would receive a higher percentage on the $25 million it was investing in Enhanced MA as initial capital. The Board discussed the allocation of fees between the advisor and Aspect relative to their respective duties and agreed that the allocation was appropriate. The Board noted that Aspect reported no other clients with a comparable strategy. After further discussion, the Board concluded that the sub-advisory fee to be charged with respect to Enhanced MA was not unreasonable and the sub-advisory fee, in relation to the total advisory fee, was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by Aspect and noted that it anticipated realizing a profit in connection with its relationship with Enhanced MA during the first and second year of the Sub-Advisory Agreement. The Board discussed the level of profit anticipated by Aspect and noted it would not have specific incremental costs related to management of the Fund and presented all the revenue as profit in the 15(c) questionnaire. The Board discussed that it believed the projected fees paid were reasonable given the complexity and level of work in running Enhanced MA. After further discussion, the Board agreed that the projected profits were not excessive.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of Aspect. The Board agreed that this was primarily an advisor level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that it would look to negotiate breakpoints in the future. If circumstances changed.

Conclusion. Having requested and received such information from Aspect as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the future shareholders of Enhanced MA.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/23) and held for the entire period through 12/31/23.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
		Beginning
	Fund’s Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio **	07/01/23	Value 12/31/23	During Period *	Value 12/31/23	During Period *
Catalyst/ Millburn Dynamic Commodity Strategy Fund - Class A	2.24%	$1,000.00	$989.20	$11.20	$1,013.88	$11.34
Catalyst/ Millburn Dynamic Commodity Strategy Fund - Class C	2.99%	1,000.00	988.30	14.94	1,010.10	15.11
Catalyst/ Millburn Dynamic Commodity Strategy Fund - Class I	1.99%	1,000.00	990.40	9.96	1,015.13	10.08
Catalyst/Warrington Strategic Program Fund - Class A	2.34%	1,000.00	1,024.00	11.91	1,013.37	11.84
Catalyst/Warrington Strategic Program Fund - Class C	3.09%	1,000.00	1,020.40	15.69	1,009.60	15.61
Catalyst/Warrington Strategic Program Fund - Class I	2.10%	1,000.00	1,025.00	10.69	1,014.58	10.63
Catalyst Systematic Alpha Fund - Class A	2.02%	1,000.00	994.60	10.13	1,014.98	10.23
Catalyst Systematic Alpha Fund - Class C	2.77%	1,000.00	991.00	13.86	1,011.21	14.00
Catalyst Systematic Alpha Fund - Class I	1.77%	1,000.00	995.80	8.88	1,016.24	8.97
Catalyst/Aspect Enhanced Multi-Asset Fund - Class A***	2.24%	1,000.00	1,000.00	0.18	1,000.23	0.18
Catalyst/Aspect Enhanced Multi-Asset Fund - Class C***	2.99%	1,000.00	1,000.00	0.25	1,000.16	0.25
Catalyst/Aspect Enhanced Multi-Asset Fund - Class I***	1.99%	1,000.00	1,000.00	0.16	1,000.25	0.16
Catalyst Nasdaq-100 Hedged Equity Fund - Class A	1.74%	1,000.00	1,065.40	9.03	1,016.39	8.82
Catalyst Nasdaq-100 Hedged Equity Fund - Class C	2.49%	1,000.00	1,060.70	12.90	1,012.62	12.60
Catalyst Nasdaq-100 Hedged Equity Fund - Class I	1.49%	1,000.00	1,066.30	7.74	1,017.65	7.56
Catalyst Millburn Hedge Strategy Fund - Class A	2.18%	1,000.00	1,010.30	11.02	1,014.18	11.04
Catalyst Millburn Hedge Strategy Fund - Class C	2.93%	1,000.00	1,006.50	14.78	1,010.41	14.81
Catalyst Millburn Hedge Strategy Fund - Class C-1	2.93%	1,000.00	1,011.50	14.81	1,010.41	14.81
Catalyst Millburn Hedge Strategy Fund - Class I	1.93%	1,000.00	1,011.50	9.76	1,015.43	9.78
Catalyst Buffered Shield Fund - Class A	1.48%	1,000.00	1,060.70	7.67	1,017.70	7.51
Catalyst Buffered Shield Fund - Class C	2.23%	1,000.00	1,057.20	11.53	1,013.93	11.29
Catalyst Buffered Shield Fund - Class I	1.23%	1,000.00	1,062.90	6.38	1,018.95	6.24

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

***	Commenced operations on December 28,2023, actual expenses are calculated from commencement date through December 31, 2023 (3) divided by the number of days in the fiscal year (366).

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. August 2021

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS? CALL	Alpha Centric	844-223-8637
	Catalyst	866-447-4228
	Day Hagan	877-329-4246
	Empiric	888-839-7424
	Eventide	877-771-3836
	JAG	855-552-4596

MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INVESTMENT ADVISER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street
Suite 310
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Investment Advisory Agreement, Management Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

CatalystHedge-SA23

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover __________
President
Date: March 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover ___________
President
Date: March 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 5, 2024